UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10 / 31
Date of reporting period:	7 / 31 / 2010

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series as appropriate.

Dreyfus Global Absolute Return Fund

Dreyfus Global Real Return Fund

Dreyfus Total Return Advantage Fund

Global Alpha Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
July 31, 2010 (Unaudited)

	Principal
Short-Term Investments--78.0%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.12%, 9/9/10	630,000 [a]	629,920
0.12%, 9/23/10	2,100,000	2,099,622
0.13%, 8/5/10	400,000	399,994
0.15%, 9/2/10	660,000	659,911
0.15%, 10/21/10	3,638,000	3,636,949
0.15%, 10/28/10	1,030,000	1,029,664
0.16%, 8/19/10	2,590,000	2,589,786
0.16%, 8/26/10	600,000	599,934
Total Short-Term Investments
(cost $11,645,557)		11,645,780
	Face Amount
	Covered by
Options Purchased--7.1%	Contracts ($)	Value ($)
Call Options
U.S. Treasury 10 Year Notes
August 2010 @108
(cost $926,672)	6,700,000 [b]	1,059,438

Other Investment--16.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,499,000)	2,499,000 [c]	2,499,000
Total Investments (cost $15,071,229)	87.4%	15,204,218
Cash and Receivables (Net)	12.6%	(273,247)
Net Assets	100.0%	14,930,971

a	Held by a broker as collateral for open financial futures positions.
b	Non-income producing security.

b Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $15,071,229. Net unrealized appreciation on investments was $132,989, of which $132,989 related to appreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	94.7
Options Purchased	7.1
101.8
† Based on net assets.

100-842-42

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
CAC 40 10 Euro	37	1,755,328	August 2010	16,298
Euro-Bond	30	5,024,232	September 2010	(9,984)
FTSE 100	33	2,710,679	September 2010	42,801
Financial Futures Short
Long Gilt	18	(3,425,336)	September 2010	(24,256)
Japanese 10 Year Bond	1	(1,636,741)	September 2010	(14,780)
Japanese 10 Year Mini Bond	71	(11,624,960)	September 2010	(63,638)
S & P 500 Emini	3	(164,745)	September 2010	(6,523)
TOPIX	13	(1,270,598)	September 2010	41,295
U.S. Treasury 10 Year Notes	2	(247,625)	September 2010	(1,438)

Gross Unrealized Appreciation				100,394
Gross Unrealized Depreciation				(120,619)

100-842-42

100-842-42

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 9/15/2010	1,737,589	1,435,752	1,562,876	127,124
Australian Dollar,
Expiring 9/15/2010	252,390	210,256	227,012	16,756
Australian Dollar,
Expiring 9/15/2010	107,400	89,952	96,601	6,649
Australian Dollar,
Expiring 9/15/2010	177,210	147,589	159,391	11,802
Australian Dollar,
Expiring 9/15/2010	136,950	119,826	123,180	3,354
Australian Dollar,
Expiring 9/15/2010	112,050	98,542	100,783	2,241
Canadian Dollar,
Expiring 9/15/2010	1,451,838	1,391,783	1,411,307	19,524
Canadian Dollar,
Expiring 9/15/2010	47,190	45,525	45,873	348
Canadian Dollar,
Expiring 9/15/2010	28,600	27,684	27,801	117
Canadian Dollar,
Expiring 9/15/2010	67,210	64,700	65,333	633
Canadian Dollar,
Expiring 9/15/2010	156,000	150,706	151,645	939
Euro,
Expiring 9/15/2010	23,382	29,566	30,469	903
Euro,
Expiring 9/15/2010	173,700	221,715	226,346	4,631
Euro,
Expiring 9/15/2010	1,041,250	1,345,180	1,356,839	11,659
Euro,
Expiring 9/15/2010	17,819	22,967	23,220	253
Japanese Yen,
Expiring 9/15/2010	61,665,618	677,216	714,059	36,843
Japanese Yen,
Expiring 9/15/2010	68,156,736	745,901	789,224	43,323
Japanese Yen,

100-842-42

Expiring 9/15/2010	25,236,420	277,171	292,226	15,055
Japanese Yen,
Expiring 9/15/2010	15,294,800	167,820	177,107	9,287
Japanese Yen,
Expiring 9/15/2010	35,942,780	394,474	416,201	21,727
Japanese Yen,
Expiring 9/15/2010	19,651,950	222,109	227,561	5,452
Japanese Yen,
Expiring 9/15/2010	24,019,050	272,046	278,130	6,084
Swiss Franc,
Expiring 9/15/2010	167,300	154,473	160,679	6,206
Swiss Franc,
Expiring 9/15/2010	97,874	92,682	94,001	1,319
Swiss Franc,
Expiring 9/15/2010	385,200	365,853	369,957	4,104

Sales:		Proceeds ($)
British Pound,
Expiring 9/15/2010	637,994	927,956	1,000,883	(72,927)
British Pound,
Expiring 9/15/2010	87,200	127,893	136,799	(8,906)
British Pound,
Expiring 9/15/2010	143,880	209,978	225,718	(15,740)
British Pound,
Expiring 9/15/2010	204,920	298,995	321,478	(22,483)
British Pound,
Expiring 9/15/2010	440,550	670,715	691,134	(20,419)
British Pound,
Expiring 9/15/2010	360,450	550,306	565,473	(15,167)
British Pound,
Expiring 9/15/2010	504,900	771,543	792,086	(20,543)
British Pound,
Expiring 9/15/2010	89,100	136,334	139,780	(3,446)
British Pound,
Expiring 9/15/2010	9,167	13,984	14,381	(397)
British Pound,
Expiring 9/15/2010	65,593	100,082	102,902	(2,820)
Euro,
Expiring 9/15/2010	1,483,576	1,781,997	1,933,229	(151,232)
Euro,
Expiring 9/15/2010	160,000	196,805	208,494	(11,689)
Euro,
Expiring 9/15/2010	87,750	108,261	114,346	(6,085)

100-842-42

Euro,
Expiring 9/15/2010	140,400	173,245	182,953	(9,708)

Gross Unrealized Appreciation				356,333
Gross Unrealized Depreciation				(361,562)

100-842-42

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	2,499,000	-	-	2,499,000
U.S. Treasury	-	11,645,780	-	11,645,780
Other Financial Instruments:
Forward Foreign Currency Exchange	-	356,333	-	356,333
Contracts+
Futures+	100,394	-	-	100,394
Options Purchased	1,059,438	-		1,059,438
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange	-	(361,562)	-	(361,562)
Contracts+
Futures+	(120,619)	-	-	(120,619)
+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2010 (Unaudited)

Common Stocks--69.2%	Shares	Value ($)
Australia--2.5%
Newcrest Mining	4,328	128,077

Brazil--1.8%
Petroleo Brasileiro, ADR	1,410	44,909
Tele Norte Leste Participacoes, ADR	3,100	45,353
		90,262
Canada--3.6%
Barrick Gold	1,960	80,556
		80,556
France--.9%
Thales	1,400	47,243

Germany--4.2%
Bayer	1,685	96,868
Deutsche Telekom	8,650	116,217
		213,085
Japan--.8%
Nomura Holdings	7,000	38,972

Netherlands--3.0%
Koninklijke KPN	3,480	48,433
Reed Elsevier	4,000	51,761
Royal Dutch Shell, Cl. A	1,856	51,493
		151,687
Norway--.9%
Statoil	2,185	44,164

Peru--1.0%
Cia de Minas Buenaventura, ADR	1,350	52,123

Poland--1.1%
Telekomunikacja Polska	10,475	54,215

South Africa--3.1%
Gold Fields	5,735	77,316
MTN Group	4,865	77,991
		155,307

South Korea--.4%
LG Uplus	3,450	23,242

Spain--.8%
Acciona	445	39,225

Sweden--1.1%
TeliaSonera	7,800	56,450

Switzerland--5.2%
Actelion	690 a	27,906
Novartis	1,440	69,878
Roche Holding	543	70,631
Syngenta	215	47,470
Zurich Financial Services	205	47,860
		263,745
Thailand--1.3%
Advanced Info Service	22,000	63,734

United Kingdom--10.5%
BAE Systems	8,350	40,932
BP	8,860	56,438
Centrica	10,750	51,263
GlaxoSmithKline	3,789	66,054
RSA Insurance Group	25,115	50,286
RWC Global Convertibles Fund	95 a	104,062
Scottish & Southern Energy	3,270	56,853
Smith & Nephew	6,060	52,727
Vodafone Group	68,430	159,723
		638,338
United States--27.0%
AT & T	3,615	93,773
Chevron	1,059	80,706
Coca-Cola	925	50,977
Eli Lilly & Co.	1,447	51,513
Genzyme	765 a	53,213
iShares Nasdaq Biotechnology Index Fund	490	39,705
Kroger	3,731	79,023
Medtronic	1,382	51,093
Merck & Co.	2,136	73,607
Newmont Mining	1,059	59,198
PDL BioPharma	8,000	49,760
Pfizer	4,570	68,550
PowerShares DB Agriculture Fund	5,720 a	148,606

PowerShares DB Gold Fund				4,270 a	179,041
Raytheon				890	41,180
Reynolds American				900	52,038
Sprint Nextel				13,764 a	62,901
Wal-Mart Stores				1,536	78,628
Wisconsin Energy				1,000	54,280
					1,367,792
Total Common Stocks
(cost $3,381,584)					3,508,217
		Coupon	Maturity	Principal
Bonds and Notes--25.8%		Rate (%)	Date	Amount ($)	Value ($)
Canada--1.4%
Bombardier,
Sr. Unscd. Notes	EUR	7.25	11/15/16	50,000 b	69,067

France--1.3%
Rhodia,
Sr. Unscd. Notes	EUR	3.59	10/15/13	50,000 b,c	64,506

Germany--1.5%
Fresenius Finance Jersey,
Sr. Unscd. Bonds	EUR	5.63	8/14/11	50,000 b	78,189

Netherlands--1.2%
Cable & Wireless International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	20,000 b	32,952
Deutsche Telekom International Finance,
Gtd. Notes	GBP	6.50	4/8/22	16,000 b	28,360
					61,312
Norway--4.9%
Norwegian Government,
Bonds	NOK	4.50	5/22/19	868,000 b	158,881
Norwegian Government,
Bonds	NOK	3.75	5/25/21	530,000 b	90,431
					249,312
Spain--1.3%
Campofrio Food Group,
Gtd. Notes	EUR	8.25	10/31/16	50,000 b	67,845

Switzerland--.2%
Transocean,
Sr. Unscd. Notes, Ser. B		1.50	12/15/37	11,000	10,175

United Kingdom--6.8%
BAT International Finance,
Gtd. Notes		9.50	11/15/18	18,000	23,890

BP Capital Markets,
Gtd. Notes		5.25	11/7/13	56,000	56,650
BP Capital Markets,
Gtd. Notes	GBP	5.75	11/8/10	50,000 b	78,880
Bupa Finance,
Sr. Unscd. Notes	GBP	7.50	7/4/16	50,000 b	89,313
Co-operative Bank,
Sub. Notes	GBP	5.63	11/16/21	50,000 b,c	72,055
Prudential,
Jr. Sub. Notes		11.75	12/29/49	22,000 c	25,347
					346,135
United States--6.8%
Altria Group,
Gtd. Notes		10.20	2/6/39	18,000	25,497
Cemex Finance,
Sr. Scd. Bonds		9.50	12/14/16	100,000	97,500
Consol Energy,
Gtd. Notes		8.00	4/1/17	25,000	26,313
Lorillard Tobacco,
Gtd. Notes		8.13	6/23/19	21,000	23,905
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	25,000	24,875
U.S. Treasury Inflation Protected Securities		1.88	7/15/13	71,747 d	76,068
U.S. Treasury Inflation Protected Securities		2.50	1/15/29	60,969 d	68,209
					342,367
Venezuela--.4%
Petroleos De Venezuela,
Sr. Unscd. Bonds, Ser. 2011		0.00	7/10/11	20,000 e	17,920

Total Bonds and Notes
(cost $1,225,835)					1,306,828

Options Purchased--.3%				Contracts	Value ($)
Put Options
S&P 500 Index,
September 2010 @ 1050
(cost $49,027)				10 [a]	18,300

Other Investment--5.7%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $290,000)				290,000 [f]	290,000

Total Investments (cost $4,946,446)				101.0%	5,123,345
Liabilities, Less Cash and Receivables				(1.0%)	(52,334)

5,071,011

Net Assets	100.0%

ADR - American Depository Receipts a Non-income producing security. b Principal amount stated in U.S. Dollars unless otherwise noted.

     EUR--Euro GBP--British Pound NOK--Norwegian Krone c Variable rate security--interest rate subject to periodic change. d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index. e Security issued with a zero coupon. Income is recognized through the accretion of discount. f Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $4,946,446.

Net unrealized appreciation on investments was $176,899 of which $274,439 related to appreciated investment securities and $97,540 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Telecommunications	17.5
Health Care	14.1
Materials	13.9
Oil & Gas	8.7
Financial	8.4
Exchange Traded Funds	7.3
Money Market Investments	5.7
Foreign/Governmental	4.9
Consumer Staples	4.8
Industrial	4.7
Consumer Discretionary	4.1
Utilities	3.2
U.S. Government Securities	2.9
Energy	.5
Options Purchased	.3
101.0
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
Australian Dollar	3	240	September 2010	(4,572)
Australian Dollar	2	520	September 2010	(3,288)
Euro	3	300	September 2010	(3,200)
Long Gilt	2	1	September 2010	(2,539)
				(13,599)

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
China Renminbi,
Expiring 1/14/2011	1,519,000	225,104	224,819	(285)
China Renminbi,
Expiring 1/14/2011	174,000	25,755	25,753	(2)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 12/15/2010	118,000	97,792	104,983	(7,191)
Australian Dollar,
Expiring 12/15/2010	175,000	146,292	155,695	(9,403)
British Pound,
Expiring 11/12/2010	73,000	106,344	114,488	(8,144)
British Pound,
Expiring 11/12/2010	271,000	396,233	425,017	(28,784)
British Pound,
Expiring 11/12/2010	98,000	148,472	153,696	(5,224)
British Pound,
Expiring 11/12/2010	115,000	179,634	180,357	(723)
Euro,
Expiring 9/15/2010	70,000	87,203	91,216	(4,013)
Euro,
Expiring 9/15/2010	205,000	247,804	267,134	(19,330)
Euro,
Expiring 9/15/2010	209,000	272,088	272,345	(257)
Japanese Yen,
Expiring 10/15/2010	4,166,000	45,283	48,255	(2,972)
Norwegian Krone,
Expiring 8/13/2010	308,000	49,419	50,657	(1,238)
Norwegian Krone,
Expiring 8/13/2010	506,000	78,640	83,223	(4,583)
Polish Zloty,
Expiring 1/14/2011	145,000	44,026	46,708	(2,682)

South African Rand,
Expiring 8/3/2010	88,113	11,947	12,078	(131)
South African Rand,
Expiring 12/15/2010	853,000	108,952	114,254	(5,302)
South African Rand,
Expiring 12/15/2010	376,000	49,923	50,363	(440)
South Korean Won,
Expiring 1/14/2011	27,391,000	22,305	23,005	(700)
Swiss Franc,
Expiring 10/15/2010	56,000	49,881	53,803	(3,922)
Swiss Franc,
Expiring 10/15/2010	237,000	224,791	227,699	(2,908)
				(108,234)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	913,239	-	913,239
Equity Securities - Domestic+	1,000,440			1,000,440
Equity Securities - Foreign+	2,140,425	-	-	2,140,425
Foreign Government	-	249,312	-	249,312
Mutual Funds/Exchange Traded Funds	657,352	-	-	657,352
U.S. Treasury	-	144,277	-	144,277
Other Financial Instruments:
Options Purchased	18,300	-	-	18,300
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(108,234)	-	(108,234)
Futures++	(13,599)	-	-	(13,599)
+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including currency risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
July 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--106.5%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.1%
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000	41,102
Agriculture--.5%
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000	70,023
Altria Group,
Gtd. Notes	10.20	2/6/39	110,000	155,816
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000	87,334
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	27,084
				340,257
Asset - Backed Certificates--.8%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.50	7/25/17	282,452 a	280,199
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.74	3/15/19	309,585 a	309,462
				589,661
Asset-Backed Ctfs./Auto Receivables--.6%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	51,959
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	67,884
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	49,177	49,569
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	231,499	239,464
				408,876
Asset-Backed Ctfs./Credit Cards--4.5%
Bank of America Credit Card Trust,

Ser. 2006-A9, Cl. A9	0.35	2/15/13	750,000 a	749,914
Bank One Issuance Trust,
Ser. 2004-A7, Cl. A7	0.46	5/15/14	226,000 a	225,866
Capital One Multi-Asset Execution
Trust, Ser. 2004-A7, Cl. A7	0.59	6/16/14	761,000 a	759,759
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	83,691
Chase Issuance Trust,
Ser. 2005-A13, Cl. A13	0.38	2/15/13	300,000 a	299,960
Chase Issuance Trust,
Ser. 2006-A1, Cl. A	0.38	4/15/13	250,000 a	249,939
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.38	6/16/14	114,000 a	113,637
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	100,880
Discover Card Master Trust I,
Ser. 2006-2, Cl. A2	0.37	1/16/14	318,000 a	317,424
MBNA Credit Card Master Note
Trust, Ser. 2002-A3, Cl. A3	0.58	9/15/14	200,000 a	199,973
				3,101,043
Asset-Backed Ctfs./Home Equity Loans--.1%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	64,432 a	63,430
Automotive--.3%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	70,000	91,104
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000	111,596
				202,700
Banks--4.7%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000	68,233
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000	41,939
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000	42,333
Bank One,

Sub. Notes	7.88	8/1/10	100,000	100,000
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	120,000	130,366
BB&T,
Sub. Notes	6.50	8/1/11	100,000	104,821
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	30,616
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	52,531
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	53,026
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	80,412
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	27,996
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	16,504
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	54,565
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,363
European Investment Bank,
Notes	2.00	2/10/12	150,000	152,665
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	157,524
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	160,249
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	32,747
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	50,000	53,787
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	27,940
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	70,228
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	60,000	61,314

Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	100,000	116,380
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	106,802
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	53,379
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	39,564
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	56,872
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	29,567
Landesbank Baden-Wuerttemberg,
Sub. Notes	6.35	4/1/12	200,000	215,476
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000	87,725
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	53,388
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000	161,758
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	81,691
National City Bank,
Sub. Notes	6.20	12/15/11	100,000	105,496
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	16,146
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	27,453
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	21,544
Wells Fargo & Co.,
Sr. Unscd. Notes	5.30	8/26/11	30,000	31,404
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000	25,601
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000	61,176
Wells Fargo Capital X,

Gtd. Cap. Secs.	5.95	12/15/36	20,000	18,237
				2,840,818
Building & Construction--.2%
CRH America,
Gtd. Notes	6.00	9/30/16	100,000	111,226
Chemicals-Fibers & Diversified--.1%
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000	82,510
Commercial Mortgage Pass-Through Ctfs.--6.7%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.22	11/10/42	200,000 a	209,585
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. A4	5.72	6/11/40	250,000 a	261,801
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	500,000	530,066
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,
Cl. A3	5.38	2/15/40	250,000	239,207
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	250,000 a	256,252
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.82	6/15/38	100,000 a	107,303
GE Capital Commercial Mortgage,
Ser. 2005-C3, Cl. AAB	4.94	7/10/45	200,000	211,427
GS Mortgage Securities Corporation
II, Ser. 2004-GG2, Cl. A3	4.60	8/10/38	124,726	125,625
GS Mortgage Securities Corporation
II, Ser. 2005-GG4, Cl. A4	4.76	7/10/39	450,000	464,486
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	350,000	374,076
JP Morgan Chase Commercial
Mortgage Securities,

Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000 a	108,933
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	356,576	368,127
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	101,566
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	100,000 a	109,480
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	350,000	363,809
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 a	115,727
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A2	5.21	11/14/42	400,000 a	419,238
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.46	3/12/44	65,000 a	55,180
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	84,109	87,114
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	18,147	18,582
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	150,000	153,562
				4,681,146
Consumer Discretionary--.2%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000	119,728
Diversified Financial Services--2.1%
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	250,000	286,757
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	16,723
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000	112,572
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	11,375
Blackrock,

Sr. Unscd. Notes	6.25	9/15/17	10,000	11,708
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000	21,775
Credit Suisse USA,
Gtd. Notes	4.88	1/15/15	50,000	54,500
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	110,000	116,715
Credit Suisse USA,
Gtd. Notes	6.50	1/15/12	100,000	107,200
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	50,000	53,983
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	140,000	152,920
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	130,000	130,525
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	108,082
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000	56,565
HSBC Finance,
Sr. Unscd. Notes	5.25	4/15/15	50,000	53,675
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	51,654
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	21,650
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000	111,737
				1,480,116
Diversified Metals & Mining--1.3%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000	29,918
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	25,000
BHP Billiton Finance USA,
Gtd. Bonds	5.00	12/15/10	75,000	76,226
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	450,000	488,723

Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	109,460
Vale Overseas,
Gtd. Notes	6.25	1/23/17	110,000	122,230
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	55,395
				906,952
Electric Utilities--2.3%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	25,000	26,391
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	35,000	39,979
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	61,354
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	52,991
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	55,630
DTE Energy,
Sr. Unscd. Notes	7.05	6/1/11	75,000	78,539
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000	53,815
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	113,808
Enersis,
Sr. Unscd. Notes	7.40	12/1/16	75,000	87,763
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	54,334
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	54,986
FPL Group Capital,
Gtd. Debs.	7.88	12/15/15	100,000	124,195
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000	83,975
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000	59,900
Nevada Power,

Mortgage Notes	7.13	3/15/19	50,000	60,954
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000	57,054
Pacificorp,
First Mortgage Bonds	5.65	7/15/18	75,000	87,334
PG&E,
Sr. Unscd. Notes	5.75	4/1/14	100,000	111,766
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	150,000	155,250
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	52,234
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	39,770
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	55,072
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	65,501
				1,632,595
Food & Beverages--1.2%
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000	118,576
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	50,000	70,085
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	100,000	115,751
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000	96,767
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000 a	52,554
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	100,000	108,679
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,029
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000	115,666
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,831

Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	100,000	105,614
				840,552
Foreign/Governmental--1.3%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	113,750
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	75,000	116,813
KFW,
Gov't. Gtd. Bonds	4.00	1/27/20	170,000	179,166
Oesterreichische Kontrollbank,
Gov't. Gtd. Bonds	4.75	10/16/12	250,000	269,839
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,730
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000	173,223
Province of Quebec Canada,
Unscd. Debs, Ser. PD	7.50	9/15/29	50,000	69,234
Republic of Chile,
Sr. Unscd. Bonds	7.13	1/11/12	110,000	118,752
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	50,000	49,497
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000	59,046
Republic of Peru,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	51,480
United Mexican States,
Notes	5.95	3/19/19	56,000	63,504
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	57,750
				1,327,784
Health Care--1.1%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000	59,141
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	17,323
Astrazeneca,

Sr. Unscd. Notes	5.40	6/1/14	75,000	84,721
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	11,787
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	80,000	99,302
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	40,000	45,180
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	107,808
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000 a	61,267
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000	67,352
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000	20,487
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000	29,183
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000	113,240
Wyeth,
Gtd. Notes	6.95	3/15/11	50,000 a	51,915
				768,706
Industrial--.3%
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000	112,668
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000	52,064
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,000
				184,732
Media--.7%
Comcast Cable Holdings,
Gtd. Notes	9.80	2/1/12	25,000	28,014
Comcast,
Gtd. Notes	5.45	11/15/10	50,000	50,663
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	34,766

Comcast,
Gtd. Notes	6.45	3/15/37	50,000	55,528
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	23,606
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	10,848
News America,
Gtd. Notes	6.15	3/1/37	110,000	116,182
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	24,220
Viacom,
Sr. Unscd. Notes	6.25	4/30/16	100,000	115,461
				459,288
Oil & Gas--1.3%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	96,593
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	62,261
Devon Financing,
Gtd. Notes	6.88	9/30/11	35,000	37,141
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	28,671
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	55,474
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	96,639
KeySpan,
Sr. Unscd. Notes	7.63	11/15/10	50,000	50,949
Nabors Industries,
Gtd. Notes	9.25	1/15/19	100,000	127,359
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	27,415
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	37,271
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	27,099
Sempra Energy,

Sr. Unscd. Notes	6.15	6/15/18	50,000	57,656
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	61,305
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	28,223
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	90,000	84,336
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	21,934
				900,326
Paper & Paper Related--.2%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	120,889
Pipelines--1.0%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	37,440
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	109,905
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	110,000	109,635
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	50,000	56,002
ONEOK Partners,
Gtd. Notes	8.63	3/1/19	100,000	128,398
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	110,000	109,962
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	53,636
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	64,735
				669,713
Property & Casualty Insurance--.8%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,840
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000	61,603
Allstate,

Sr. Unscd. Notes	5.55	5/9/35	50,000	50,599
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000	48,125
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000	56,022
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	55,547
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	51,060
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	50,000	57,557
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	16,800
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	85,000	91,183
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	46,739
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	22,253
				574,328
Retail--.8%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	85,000	88,937
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	112,676
Home Depot,
Sr. Unscd. Notes	4.63	8/15/10	120,000	120,136
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	112,320
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000	86,568
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	59,904
				580,541
State/Territory General Obligations--.1%
California
GO (Build America Bonds)

(Various Purpose)	7.55	4/1/39	20,000	22,541
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	20,000	21,238
				43,779
Technology--.8%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000 a	113,691
Fiserv,
Gtd. Notes	6.13	11/20/12	130,000	142,559
International Business Machines,
Sr. Unscd. Notes	4.95	3/22/11	50,000	51,292
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000	117,410
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000	117,177
				542,129
Telecommunications--1.9%
America Movil,
Gtd. Notes	6.38	3/1/35	10,000	11,153
AT&T,
Gtd. Notes	8.00	11/15/31	150,000 a	195,496
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	290,000	307,644
British Telecommunications,
Sr. Unscd. Notes	9.38	12/15/10	65,000 a	66,928
Centurylink,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	22,000	22,306
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000	55,373
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000	28,312
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	51,020
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	25,000	26,034
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	25,000	28,031

Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000	105,533
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000	50,387
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000	56,793
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	54,101
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	200,000	224,894
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000	53,762
				1,337,767
Transportation--.5%
Burlington Northern Santa Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	84,985
Burlington Northern Santa Fe,
Sr. Unscd. Notes	7.13	12/15/10	20,000	20,467
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	50,000	65,232
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	20,661
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	51,399
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000	65,036
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	21,946
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	50,000	51,225
				380,951
U.S. Government Agencies/Mortgage-Backed--52.9%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19			452,037 b	484,169
4.98%, 6/1/38			243,234 a,b	258,006
5.00%, 11/1/19 - 7/1/35			627,212 b	672,633
5.50%, 12/1/27 - 5/1/37			2,088,991 b	2,253,190

5.63%, 2/1/37	32,085 a,b	34,424
5.67%, 2/1/37	39,405 a,b	41,876
5.88%, 1/1/37	38,101 a,b	40,518
6.00%, 10/1/19 - 9/1/34	160,946 b	175,543
6.50%, 8/1/12 - 8/1/32	583,503 b	647,642
7.00%, 1/1/36	97,249 b	109,428
Notes, 2.20%, 12/17/13	500,000 b	501,137
Notes, 2.88%, 2/9/15	2,000,000 b	2,110,720
Notes, 5.10%, 8/19/19	1,000,000 b	1,002,245
Federal National Mortgage Association:
4.00%	800,000 b,c	820,125
4.50%	4,970,000 b,c	5,220,422
5.00%	5,970,000 b,c	6,372,668
5.56%	41,161 a,b	44,237
5.83%	159,799 a,b	171,462
6.00%	590,000 b,c	640,980
2.89%, 12/1/34	91,236 a,b	94,977
4.00%, 4/1/19 - 8/1/24	1,493,638 b	1,569,143
4.50%, 7/1/20 - 6/1/29	918,503 b	981,454
5.00%, 9/1/29 - 10/1/33	496,669 b	531,708
5.42%, 10/1/37	62,884 a,b	66,973
5.50%, 7/1/17 - 2/1/37	1,511,584 b	1,637,343
6.00%, 11/1/16 - 1/1/36	1,727,381 b	1,899,740
6.50%, 7/1/33 - 8/1/38	469,528 b	517,342
7.00%, 4/1/32	52,825 b	60,106
Government National Mortgage Association I:
4.00%, 6/15/39 - 8/1/39	1,918,887 c	1,981,799
4.50%, 6/15/39 - 10/15/39	2,877,718	3,041,232
5.00%, 11/15/35 - 5/15/39	2,189,374	2,365,520
5.50%, 2/15/33 - 4/15/38	373,897	408,850
		36,757,612
U.S. Government Securities--17.1%
U.S. Treasury Bonds:
4.75%, 2/15/37	1,400,000	1,594,250
6.25%, 5/15/30	295,000	399,034
U.S. Treasury Notes:
2.25%, 1/31/15	4,000,000	4,145,312

2.38%, 10/31/14	5,500,000	5,739,338
4.88%, 7/31/11	40,000	41,802
		11,919,736
Total Bonds and Notes
(cost $71,353,745)		74,010,993
	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.11%, 9/9/10
(cost $179,979)	180,000 [d]	179,974

Other Investment--15.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,644,000)	10,644,000 [e]	10,644,000
Total Investments (cost $82,177,724)	122.1%	84,834,967
Liabilities, Less Cash and Receivables	(22.1%)	(15,374,123)
Net Assets	100.0%	69,460,844

a	Variable rate security--interest rate subject to periodic change.
b

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

c	Purchased on a forward commitment basis.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $82,177,724. Net unrealized appreciation on investments was $2,625,196 of which $2,754,277 related to appreciated investment securities and $129,081 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	70.0
Corporate Bonds	22.4
Short-Term/Money Market Investments	15.6

Asset/Mortgage-Backed	12.7
Foreign/Governmental	1.3
State/Government General Obligations	.1
122.1
† Based on net assets.

100-711-11

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
10 Year Euro-Bonds	22	3,684,437	September 2010	2,180
Australian 10 Year Bonds	54	5,192,257	September 2010	64,592
Canadian 10 Year Bonds	5	601,728	September 2010	6,306
Euro-Schatz	30	4,268,350	September 2010	(7,158)
Euro Dollar	6	1,492,350	March 2011	4,859
Euro Dollar	6	1,482,675	March 2012	5,009
Euro Dollar	6	1,490,625	June 2011	4,747
Euro Dollar	6	1,479,675	June 2012	5,309
Euro Dollar	6	1,493,850	September 2010	3,434
Euro Dollar	6	1,488,375	September 2011	4,709
Euro Dollar	6	1,493,325	December 2010	4,709
Euro Dollar	6	1,485,450	December 2011	4,859
U.S. Treasury 2 Year Notes	8	1,753,000	September 2010	1,046
U.S. Treasury 5 Year Notes	101	12,102,641	September 2010	300,791
U.S. Treasury 10 Year Notes	52	6,438,250	September 2010	118,780
U.S. Treasury 30 Year Bonds	10	1,287,188	September 2010	18,510
Financial Futures Short
Australian 3 Year Bonds	54	(5,072,539)	September 2010	(22,124)
Long Gilt	1	(190,296)	September 2010	(148)
Euro-Bobl	37	(5,785,859)	September 2010	3,930
Japanese 10 Year Bonds	37	(6,058,078)	September 2010	(40,505)
U.S. Treasury 5 year Notes	41	(4,912,953)	September 2010	(93,906)
U.S. Treasury 10 year Notes	106	(13,124,125)	September 2010	(328,486)

Gross Unrealized Appreciation				553,770
Gross Unrealized Depreciation				(492,326)

100-711-11

100-711-11

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar, Expiring 9/15/2010	202,713	167,499	182,330	14,831
Australian Dollar, Expiring 9/15/2010	810,849	669,100	729,319	60,219
Australian Dollar, Expiring 9/15/2010	42,200	35,077	37,957	2,880
Australian Dollar, Expiring 9/15/2010	69,630	57,991	62,628	4,637
Australian Dollar, Expiring 9/15/2010	56,970	47,460	51,242	3,782
Australian Dollar, Expiring 9/15/2010	42,200	35,344	37,957	2,613
Canadian Dollar, Expiring 9/15/2010	671,889	638,283	653,131	14,848
Canadian Dollar, Expiring 9/15/2010	399,177	382,665	388,033	5,368
Canadian Dollar, Expiring 9/15/2010	22,400	21,544	21,775	231
Canadian Dollar, Expiring 9/15/2010	36,960	35,656	35,928	272
Euro, Expiring 9/15/2010	468,738	605,558	610,807	5,249
Euro, Expiring 9/15/2010	69,731	89,876	90,865	989
Euro, Expiring 9/15/2010	11,389	14,756	14,841	85
Japanese Yen, Expiring 9/15/2010	27,084,280	294,955	313,623	18,668
Japanese Yen, Expiring 9/15/2010	26,253,337	288,316	304,002	15,686
Japanese Yen, Expiring 9/15/2010	58,952,102	645,166	682,638	37,472
Japanese Yen, Expiring 9/15/2010	17,701,200	194,271	204,971	10,700
Japanese Yen, Expiring 9/15/2010	13,112,000	143,870	151,831	7,961
Japanese Yen, Expiring 9/15/2010	21,634,800	237,614	250,521	12,907
Japanese Yen, Expiring 9/15/2010	13,112,000	143,980	151,831	7,851
Japanese Yen, Expiring 9/15/2010	17,145,000	193,775	198,531	4,756
Japanese Yen, Expiring 9/15/2010	7,810,500	88,225	90,442	2,217
Japanese Yen, Expiring 9/15/2010	13,144,500	148,878	152,207	3,329
New Zealand Dollar, Expiring 9/15/2010	269,127	177,530	194,549	17,019
New Zealand Dollar, Expiring 9/15/2010	484,049	322,556	349,914	27,358
New Zealand Dollar, Expiring 9/15/2010	227,788	151,625	164,666	13,041
New Zealand Dollar, Expiring 9/15/2010	137,250	98,950	99,216	266
New Zealand Dollar, Expiring 9/15/2010	105,225	75,142	76,066	924
New Zealand Dollar, Expiring 9/15/2010	62,525	44,690	45,199	509
Norwegian Krone, Expiring 9/15/2010	228,200	34,681	37,464	2,783
Norwegian Krone, Expiring 9/15/2010	249,400	38,621	40,945	2,324
Norwegian Krone, Expiring 9/15/2010	109,470	17,487	17,972	485
Norwegian Krone, Expiring 9/15/2010	183,711	29,433	30,160	727
Swedish Krona, Expiring 9/15/2010	1,813,534	225,016	251,104	26,088
Swedish Krona, Expiring 9/15/2010	3,259,409	410,108	451,302	41,194
Swedish Krona, Expiring 9/15/2010	636,800	80,156	88,172	8,016

100-711-11

Swedish Krona, Expiring 9/15/2010	1,050,720	132,283	145,484	13,201
Swedish Krona, Expiring 9/15/2010	757,607	95,410	104,899	9,489
Swedish Krona, Expiring 9/15/2010	636,800	80,679	88,172	7,493
Swedish Krona, Expiring 9/15/2010	230,215	31,035	31,876	841
Swedish Krona, Expiring 9/15/2010	387,435	52,297	53,645	1,348
Swedish Krona, Expiring 9/15/2010	505,350	68,691	69,971	1,280
Swiss Franc, Expiring 9/15/2010	137,200	126,681	131,771	5,090
Swiss Franc, Expiring 9/15/2010	78,400	72,400	75,297	2,897
Swiss Franc, Expiring 9/15/2010	153,135	144,960	147,075	2,115
Swiss Franc, Expiring 9/15/2010	336,150	319,267	322,848	3,581

Sales:		Proceeds ($)
British Pound, Expiring 9/15/2010	80,460	115,832	126,225	(10,393)
British Pound, Expiring 9/15/2010	289,642	421,281	454,389	(33,108)
British Pound, Expiring 9/15/2010	125,000	182,585	196,100	(13,515)
British Pound, Expiring 9/15/2010	206,250	301,001	323,564	(22,563)
British Pound, Expiring 9/15/2010	125,000	183,333	196,100	(12,767)
British Pound, Expiring 9/15/2010	168,750	246,220	264,735	(18,515)
British Pound, Expiring 9/15/2010	215,625	328,278	338,272	(9,994)
British Pound, Expiring 9/15/2010	281,250	429,390	441,224	(11,834)
British Pound, Expiring 9/15/2010	128,125	195,270	201,002	(5,732)
British Pound, Expiring 9/15/2010	51,300	78,495	80,479	(1,984)
British Pound, Expiring 9/15/2010	290,700	444,221	456,049	(11,828)
British Pound, Expiring 9/15/2010	294,063	448,681	461,325	(12,644)
British Pound, Expiring 9/15/2010	41,097	62,693	64,473	(1,779)
Canadian Dollar, Expiring 9/15/2010	52,660	51,091	51,190	(99)
Euro, Expiring 9/15/2010	1,660,248	1,995,577	2,163,448	(167,871)
Euro, Expiring 9/15/2010	38,400	46,310	50,038	(3,728)
Euro, Expiring 9/15/2010	88,800	109,555	115,715	(6,160)
Norwegian Krone, Expiring 9/15/2010	110,999	16,769	18,223	(1,454)
Swiss Franc, Expiring 9/15/2010	323,627	282,977	310,820	(27,843)

Gross Unrealized Appreciation				425,619
Gross Unrealized Depreciation				(373,811)

100-711-11

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2010 (unaudited)
	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal National Mortgage Association:
5.50%	140,000	a	(151,397)
5.50%	590,000	a	(635,817)
6.00%	240,000	a	(260,325)
6.50%	470,000	a	(515,385)

Government National Mortgage Association I:
5.00%	1,430,000	a	(1,538,591)
5.50%	1,700,000	a	(1,847,688)
6.00%	550,000	a	(601,820)

Total Securities Sold Short			(5,551,023)
(Proceeds $5,518,976)

a

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

100-711-11

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	4,163,010	-	4,163,010
Commercial Mortgage-Backed	-	4,681,146	-	4,681,146
Corporate Bonds+	-	15,117,926	-	15,117,926
Foreign Government	-	1,327,784	-	1,327,784
Municipal Bonds	-	43,779	-	43,779
Mutual Funds	10,644,000	-	-	10,644,000
U.S. Government Agencies/Mortgage-Backed	-	36,757,612	-	36,757,612
U.S. Treasury	-	12,099,710	-	12,099,710
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	425,619	-	425,619
Futures++	553,770	-	-	553,770
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(373,811)	-	(373,811)
Futures++	(492,326)	-	-	(492,326)

Investments in Securities Sold, Not Yet Purchased +++	-	(5,551,023)	-	(5,551,023)
+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk and currency risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
July 31, 2010 (Unaudited)

Common Stocks--56.3%	Shares	Value ($)
Australia--2.1%
AGL Energy	776	10,376
Alumina	4,253	5,968
Amcor	1,623	9,638
AMP	3,297	15,818
Asciano Group	5,000 a	7,649
ASX	302	7,901
Australia & New Zealand Banking Group	4,137	86,322
AXA Asia Pacific Holdings	1,952	9,595
Bendigo and Adelaide Bank	679	5,034
BHP Billiton	5,485	199,207
BlueScope Steel	3,664	7,861
Boral	1,114	4,276
Brambles	2,254	11,018
CFS Retail Property Trust	2,267	3,858
Coca-Cola Amatil	754	7,829
Cochlear	74	4,735
Commonwealth Bank of Australia	2,534	120,567
Computershare	633	5,793
Crown	793	5,714
CSL	922	27,660
Dexus Property Group	10,980	8,101
Fairfax Media	3,972	5,304
Fortescue Metals Group	1,686 a	6,548
Foster's Group	3,711	19,350
Goodman Group	11,621	6,470
GPT Group	2,824	7,311
Incitec Pivot	2,270	6,678
Insurance Australia Group	3,514	10,847
Intoll Group	6,011	7,999
James Hardie Industries-CDI	813 a	4,791
Leighton Holdings	197	5,259

Lend Lease	956	6,309
Macquarie Group	570	19,195
Metcash	1,382	5,567
Mirvac Group	4,593	5,509
National Australia Bank	3,461	78,734
Newcrest Mining	822	24,340
OneSteel	2,718	7,357
Orica	588	13,414
Origin Energy	1,439	20,113
OZ Minerals	7,338 a	8,171
Paladin Energy	1,333 a	4,646
QBE Insurance Group	1,687	25,503
Rio Tinto	717	45,830
Santos	1,336	16,085
Sims Metal Management	204	3,287
Sonic Healthcare	650	6,061
Stockland	4,005	13,741
Suncorp-Metway	2,037	15,434
TABCORP Holdings	1,233	7,657
Tatts Group	1,524	3,380
Telstra	7,187	20,949
Toll Holdings	1,206	6,485
Transurban Group	1,655	6,712
Wesfarmers	1,658	46,663
Wesfarmers-PPS	190	5,365
Westfield Group	3,596	39,747
Westpac Banking	4,861	105,566
Woodside Petroleum	897	33,780
Woolworths	2,048	47,813
WorleyParsons	374	7,834
		1,296,724
Austria--.1%
Erste Group Bank	335	13,440
OMV	234	7,830
Raiffeisen International Bank Holding	116	5,271
Telekom Austria	603	7,762
Verbund	172	6,102

Vienna Insurance Group	90	4,271
Voestalpine	207	6,621
		51,297
Belgium--.3%
Ageas	3,624	9,976
Anheuser-Busch InBev	1,200	63,527
Anheuser-Busch InBev (STRIP)	1,224 a	5
Belgacom	249	8,939
Cia Nationale e Portefeuille	78	3,731
Colruyt	27	6,650
Delhaize Group	180	13,289
Dexia	957 a	4,690
Groupe Bruxelles Lambert	132	10,256
Groupe Bruxelles Lambert (STRIP)	31 a	0
KBC Groep	268 a	11,836
Mobistar	79	4,550
Solvay	91	8,903
UCB	179	5,768
Umicore	206	6,946
		159,066
Denmark--.3%
AP Moller - Maersk, Cl. A	1	8,219
AP Moller - Maersk, Cl. B	2	16,861
Carlsberg, Cl. B	180	15,956
Coloplast, Cl. B	47	4,881
Danske Bank	813 a	19,147
DSV	488	8,703
Novo Nordisk, Cl. B	714	61,057
Novozymes, Cl. B	81	10,345
Tryg	63	3,824
Vestas Wind Systems	325 a	15,797
William Demant Holding	49 a	3,590
		168,380
Finland--.3%
Elisa	324 a	6,424
Fortum	749	17,418
Kesko, Cl. B	161	6,242

Kone, Cl. B	244	11,132
Metso	231	9,107
Neste Oil	180	2,652
Nokia	6,157	56,911
Nokian Renkaat	166	4,656
Orion, Cl. B	239	4,614
Outokumpu	185	3,066
Pohjola Bank	426	5,297
Rautaruukki	107	2,066
Sampo, Cl. A	754	18,418
Sanoma	219	4,351
Stora Enso, Cl. R	1,052	8,518
UPM-Kymmene	808	11,727
Wartsila	152	7,994
		180,593
France--2.5%
Accor	237	7,674
Aeroports de Paris	60	4,421
Air France	288 a	4,300
Air Liquide	434	48,835
Alcatel-Lucent	3,600 a	10,773
Alstom	320	16,742
Atos Origin	112 a	4,808
AXA	2,777	51,175
BioMerieux	15	1,523
BNP Paribas	1,556	106,851
Bouygues	373	15,745
Bureau Veritas	111	6,704
Cap Gemini	262	12,465
Carrefour	986	45,377
Casino Guichard Perrachon	98	8,532
Christian Dior	98	10,617
Cie de St-Gobain	620	26,385
Cie Generale d'Optique Essilor International	319	19,948
Cie Generale de Geophysique-Veritas	212 a	4,095
CNP Assurances	276	5,696
Compagnie Generale des Etablissements Michelin, Cl. B	265	20,183

Credit Agricole	1,494	20,456
Danone	912	51,138
Dassault Systemes	114	7,409
Edenred	237 a	4,168
EDF	380	16,149
Eiffage	95	4,792
Eramet	10	2,768
Eurazeo	71	4,522
Eutelsat Communications	173	6,389
France Telecom	3,036	63,561
GDF Suez	2,037	67,645
Gecina	42	4,301
Groupe Eurotunnel	786	5,786
Hermes International	81	13,893
ICADE	48	4,563
Iliad	42	3,696
Imerys	52	3,023
Ipsen	26	864
JC Decaux	159 a	4,083
Klepierre	157	5,008
L'Oreal	390	40,911
Lafarge	317	17,263
Lagardere	214	7,880
Legrand	161	5,239
LVMH Moet Hennessy Louis Vuitton	399	48,665
Metropole Television	98	2,172
Natixis	1,498 a	8,005
Neopost	74	5,722
PagesJaunes Groupe	318	3,519
Pernod-Ricard	329	25,743
Peugeot	316 a	9,374
PPR	127	16,984
Publicis Groupe	208	9,372
Renault	306 a	13,648
Safran	286	7,717
Sanofi-Aventis	1,732	100,570
Schneider Electric	390	44,966

SCOR	300	6,580
Societe BIC	49	3,645
Societe Generale	1,027	59,185
Societe Television Francaise 1	223	3,546
Sodexo	168	10,581
Suez Environnement	394	7,330
Technip	170	11,317
Thales	168	5,668
Total	3,480	175,501
Unibail-Rodamco	147	28,995
Vallourec	190	18,493
Veolia Environnement	578	15,343
Vinci	718	34,750
Vivendi	2,005	48,180
		1,523,927
Germany--1.9%
Adidas	356	19,275
Allianz	750	87,059
BASF	1,516	88,501
Bayer	1,367	78,565
Bayerische Motoren Werke	553	29,762
Beiersdorf	161	9,533
Celesio	112	2,614
Commerzbank	1,297 a	11,727
Daimler	1,497 a	80,693
Deutsche Bank	974	68,014
Deutsche Boerse	321	22,466
Deutsche Lufthansa	309 a	5,022
Deutsche Post	1,407	24,425
Deutsche Postbank	101 a	3,220
Deutsche Telekom	4,687	62,955
E.ON	2,952	88,051
Fresenius Medical Care & Co.	350	19,199
GEA Group	268	6,063
Hannover Rueckversicherung	81	3,877
HeidelbergCement	234	11,781
Henkel & Co.	177	7,338

Hochtief	76	4,925
Infineon Technologies	1,786 a	12,050
K+S	274	14,543
Linde	249	29,179
MAN	177	16,425
Merck	106	9,432
Metro	187	10,377
Muenchener Rueckversicherungs	325	45,008
RWE	692	48,854
Salzgitter	53	3,541
SAP	1,419	64,777
Siemens	1,359	132,416
Suedzucker	90	1,736
ThyssenKrupp	561	16,642
Volkswagen	50	4,737
		1,144,782
Greece--.1%
Alpha Bank	911 a	6,919
Bank of Cyprus Public	1,007	5,405
Coca-Cola Hellenic Bottling	333	7,852
EFG Eurobank Ergasias	769 a	5,911
Hellenic Telecommunications Organization	542	4,399
National Bank of Greece	1,091 a	15,905
OPAP	436	6,447
Piraeus Bank	700 a	4,624
Public Power	232	3,690
		61,152
Hong Kong--.6%
Bank of East Asia	2,540	9,976
BOC Hong Kong Holdings	7,000	17,975
Cheung Kong Holdings	2,000	24,171
Cheung Kong Infrastructure Holdings	1,000	3,747
CLP Holdings	3,000	22,156
Esprit Holdings	2,162	13,573
Hang Lung Group	1,000	5,872
Hang Lung Properties	4,000	16,689
Hang Seng Bank	1,300	18,013

Henderson Land (Warrants 6/1/11)	400 a	62
Henderson Land Development	2,000	12,453
Hong Kong & China Gas	7,700	19,237
Hong Kong Exchanges & Clearing	1,700	27,956
HongKong Electric Holdings	2,500	15,147
Hopewell Holdings	1,000	3,161
Hutchison Whampoa	4,000	26,425
Kerry Properties	1,500	7,562
Li & Fung	4,000	18,338
Link REIT	4,500	11,706
MTR	2,000	7,031
New World Development	4,000	7,150
Shangri-La Asia	2,000	4,054
Sino Land	4,000	7,572
Sun Hung Kai Properties	2,000	29,387
Swire Pacific, Cl. A	1,500	18,235
Wharf Holdings	2,000	10,946
Wheelock & Co.	2,000	6,233
Yue Yuen Industrial Holdings	1,000	3,245
		368,072
Ireland--.1%
Anglo Irish Bank	3,069 a,b	583
CRH	1,125	23,377
Elan	1,004 a	4,719
Kerry Group, Cl. A	260	8,265
Willis Group Holdings	338	10,343
		47,287
Israel--.2%
Bank Hapoalim	1,335 a	5,441
Bank Leumi Le-Israel	1,666 a	7,122
Bezeq Israeli Telecommunication	2,373	5,309
Israel Chemicals	635	7,902
Teva Pharmaceutical Industries	1,435	69,908
		95,682
Italy--.8%
A2A	1,653	2,479
Assicurazioni Generali	1,925	38,772

Atlantia	443	8,674
Banca Carige	966	2,172
Banca Monte dei Paschi di Siena	3,821 a	5,023
Banca Popolare di Milano Scarl	969	5,132
Banco Popolare	1,288	8,214
Enel	10,792	52,970
ENI	4,283	87,548
Fiat	1,272	16,290
Finmeccanica	723	7,940
Intesa Sanpaolo	12,569	41,592
Intesa Sanpaolo-RSP	2,248	5,843
Luxottica Group	184	4,785
Mediaset	1,052	6,760
Mediobanca	844 a	7,587
Parmalat	3,170	7,673
Saipem	447	16,073
Snam Rete Gas	2,540	11,921
Telecom Italia	16,204	20,636
Telecom Italia-RSP	9,545	9,917
Terna Rete Elettrica Nazionale	2,144	8,910
UniCredit	25,285	70,824
Unione di Banche Italiane	912	9,784
		457,519
Japan--5.8%
77 Bank	1,000	5,297
Acom	9	157
Advantest	300	6,463
Aeon	1,100	11,741
Aisin Seiki	300	8,360
Ajinomoto	1,000	9,451
All Nippon Airways	2,000 a	6,762
Amada	1,000	6,520
Asahi Breweries	700	12,367
Asahi Glass	2,000	20,309
Asahi Kasei	2,000	10,432
Astellas Pharma	700	23,675
Bank of Kyoto	1,000	8,320

Bank of Yokohama	2,000	9,208
Benesse Holdings	100	4,414
Bridgestone	1,000	17,851
Brother Industries	400	4,274
Canon	1,800	78,202
Casio Computer	600	4,313
Central Japan Railway	2	16,247
Chiba Bank	1,000	6,093
Chubu Electric Power	1,100	27,189
Chugai Pharmaceutical	400	6,979
Chugoku Electric Power	500	10,345
Chuo Mitsui Trust Holdings	2,000	7,085
Citizen Holdings	400	2,400
Cosmo Oil	1,000	2,377
Credit Saison	400	5,068
Dai Nippon Printing	1,000	12,059
Dai-ichi Life Insurance	13	18,391
Daicel Chemical Industries	1,000	7,062
Daido Steel	1,000	4,766
Daiichi Sankyo	1,200	22,280
Daikin Industries	400	14,793
Daito Trust Construction	100	5,423
Daiwa House Industry	1,000	9,832
Daiwa Securities Group	3,000	12,947
Denki Kagaku Kogyo	1,000	5,031
Denso	800	22,866
Dentsu	300	7,453
Dowa Holdings	1,000	5,250
East Japan Railway	600	38,565
Eisai	400	13,607
Electric Power Development	200	6,180
Elpida Memory	300 a	4,500
FamilyMart	200	7,131
Fanuc	300	35,345
Fast Retailing	100	14,920
Fuji Electric Holdings	2,000	5,539
Fuji Heavy Industries	1,000	5,504

FUJIFILM Holdings	800	24,925
Fujitsu	3,000	21,290
Fukuoka Financial Group	1,000	4,154
Furukawa Electric	1,000	4,431
GS Yuasa	1,000	6,439
Gunma Bank	1,000	5,354
Hachijuni Bank	1,000	5,712
Hankyu Hashin Holdings	2,000	9,024
Hirose Electric	100	10,108
Hiroshima Bank	1,000	3,923
Hisamitsu Pharmaceutical	100	3,877
Hitachi	7,000	28,433
Hitachi Construction Machinery	200	4,057
Hokkaido Electric Power	300	6,411
Hokuhoku Financial Group	3,000	5,297
Hokuriku Electric Power	300	6,622
Honda Motor	2,700	84,402
Hoya	700	16,607
Ibiden	200	5,957
IHI	4,000	7,016
INPEX	1	4,870
Isetan Mitsukoshi Holdings	680	6,403
Isuzu Motors	2,000	5,862
ITOCHU	2,000	15,555
J Front Retailing	1,200	5,428
Jafco	100	2,360
Japan Real Estate Investment	1	8,828
Japan Retail Fund Investment	4	5,137
Japan Steel Works	1,000	9,624
Japan Tobacco	7	22,456
JFE Holdings	800	24,694
Joyo Bank	1,000	4,027
JS Group	400	8,045
JSR	300	5,241
JTEKT	300	2,904
Jupiter Telecommunications	3	3,074
JX Holdings	3,640 a	19,658

Kajima	2,000	4,754
Kaneka	1,000	6,185
Kansai Electric Power	1,200	28,996
Kao	900	21,228
Kawasaki Heavy Industries	2,000	4,985
Kawasaki Kisen Kaisha	2,000	8,516
KDDI	5	24,261
Keihin Electric Express Railway	1,000	9,301
Keio	1,000	6,716
Keyence	110	25,260
Kintetsu	3,000	9,658
Kirin Holdings	1,000	13,316
Kobe Steel	4,000	8,354
Komatsu	1,500	31,433
Konami	300	4,611
Konica Minolta Holdings	1,000	10,501
Kubota	2,000	15,809
Kuraray	500	6,254
Kurita Water Industries	200	5,546
Kyocera	300	26,691
Kyowa Hakko Kirin	371	3,789
Kyushu Electric Power	600	13,536
Lawson	100	4,575
Makita	200	5,760
Marubeni	3,000	16,063
Marui Group	600	4,196
Mazda Motor	3,000	7,235
Medipal Holdings	500	5,793
MEIJI Holdings	117	5,016
Minebea	1,000	5,504
Mitsubishi	2,100	45,291
Mitsubishi Chemical Holdings	2,000	10,293
Mitsubishi Electric	3,000	26,067
Mitsubishi Estate	2,000	28,110
Mitsubishi Gas Chemical	1,000	5,597
Mitsubishi Heavy Industries	5,000	18,694
Mitsubishi Materials	2,000 a	5,308

Mitsubishi Motors	6,000 a	7,824
Mitsubishi UFJ Financial Group	20,660	102,275
Mitsui & Co.	2,800	35,800
Mitsui Chemicals	2,000	5,908
Mitsui Engineering & Shipbuilding	2,000	4,154
Mitsui Fudosan	1,000	14,770
Mitsui Mining & Smelting	2,000	5,447
Mitsui OSK Lines	2,000	13,501
Mizuho Financial Group	31,600	51,415
MS & AD Insurance Group Holdings	890	19,729
Murata Manufacturing	300	14,782
Namco Bandai Holdings	500	4,460
NEC	4,000	10,755
Nidec	200	18,717
Nikon	500	8,666
Nintendo	200	55,758
Nippon Building Fund	1	8,493
Nippon Electric Glass	1,000	12,705
Nippon Express	2,000	8,124
Nippon Paper Group	200	5,315
Nippon Sheet Glass	1,000	2,458
Nippon Steel	8,000	27,233
Nippon Telegraph & Telephone	900	37,284
Nippon Yusen	3,000	12,670
Nishi-Nippon City Bank	2,000	5,816
Nissan Motor	4,100	31,415
Nisshin Seifun Group	500	6,099
Nisshin Steel	2,000	3,346
Nissin Foods Holdings	100	3,491
Nitori	50	4,298
Nitto Denko	300	10,365
NKSJ Holdings	1,900 a	11,072
Nomura Holdings	6,000	33,303
Nomura Real Estate Office Fund	1	5,262
Nomura Research Institute	200	3,956
NSK	1,000	7,097
NTN	1,000	4,327

NTT Data	2	7,247
NTT DoCoMo	25	39,667
Obayashi	1,000	4,258
Odakyu Electric Railway	1,000	9,105
OJI Paper	1,000	4,823
Olympus	300	8,018
Omron	400	9,619
Ono Pharmaceutical	100	4,125
Oriental Land	100	8,331
ORIX	160	12,555
Osaka Gas	3,000	11,043
Panasonic	3,200	42,169
Panasonic Electric Works	1,000	12,682
Rakuten	11	8,403
Resona Holdings	800	8,761
Ricoh	1,000	13,813
Rohm	200	12,578
Sankyo	100	4,881
Santen Pharmaceutical	100	3,337
Sanyo Electric	3,000 a	4,708
Sapporo Hokuyo Holdings	700	3,312
SBI Holdings	44	5,834
Secom	300	13,726
Sega Sammy Holdings	300	4,396
Seiko Epson	300	3,926
Sekisui Chemical	1,000	6,762
Sekisui House	1,000	8,851
Seven & I Holdings	1,300	31,037
Seven Bank	1	1,835
Sharp	2,000	21,856
Shikoku Electric Power	300	8,824
Shimano	100	5,066
Shimizu	1,000	3,773
Shin-Etsu Chemical	700	34,774
Shinsei Bank	4,000 a	3,693
Shionogi & Co.	500	10,166
Shiseido	600	13,390

Shizuoka Bank	1,000	8,308
Showa Denko	3,000	5,920
Showa Shell Sekiyu	500	3,670
SMC	100	13,201
Softbank	1,300	38,778
Sojitz	2,900	4,585
Sony	1,600	49,942
Sony Financial Holdings	1	3,618
Stanley Electric	300	5,182
SUMCO	200 a	3,785
Sumitomo	1,800	19,068
Sumitomo Chemical	2,000	8,655
Sumitomo Electric Industries	1,300	15,151
Sumitomo Heavy Industries	1,000	5,839
Sumitomo Metal Industries	6,000	14,470
Sumitomo Metal Mining	1,000	13,270
Sumitomo Mitsui Financial Group	2,100	64,847
Sumitomo Realty & Development	1,000	17,955
Sumitomo Rubber Industries	600	5,934
Sumitomo Trust & Banking	2,000	11,101
Suzuken	100	3,491
Suzuki Motor	600	12,532
T & D Holdings	450	9,830
Taiheiyo Cement	3,000 a	4,050
Taisei	3,000	5,989
Takashimaya	1,000	7,731
Takeda Pharmaceutical	1,200	54,904
TDK	200	12,024
Teijin	2,000	6,347
Terumo	300	15,699
THK	200	3,940
Tobu Railway	1,000	5,724
Toho	200	3,291
Toho Gas	1,000	5,043
Tohoku Electric Power	700	15,081
Tokio Marine Holdings	1,200	32,763
Tokuyama	1,000	5,008

Tokyo Electric Power	2,000	54,766
Tokyo Electron	300	16,063
Tokyo Gas	4,000	18,140
Tokyo Tatemono	1,000	3,254
Tokyu	2,000	8,585
Tokyu Land	1,000	3,623
Toppan Printing	1,000	8,228
Toray Industries	2,000	10,685
Toshiba	7,000 a	36,511
Tosoh	1,000	2,666
TOTO	1,000	6,797
Toyo Seikan Kaisha	300	4,802
Toyota Industries	300	8,066
Toyota Motor	4,500	158,378
Toyota Tsusho	400	6,065
Trend Micro	100	2,943
Tsumura & Co.	100	2,999
Ube Industries	2,000	4,985
UNICHARM	100	11,862
UNY	300	2,312
Ushio	200	3,388
West Japan Railway	3	11,078
Yahoo! Japan	24	9,208
Yakult Honsha	200	5,767
Yamada Denki	140	9,435
Yamaha	400	4,426
Yamaha Motor	400 a	5,174
Yamato Holdings	700	8,659
Yokogawa Electric	400	2,363
		3,490,138
Luxembourg--.1%
ArcelorMittal	1,405	42,814
Millicom International Cellular, SDR	122	11,272
SES	506	12,495
Tenaris	794	15,858
		82,439
Netherlands--.7%

Aegon	2,593 a	15,594
Akzo Nobel	369	21,731
ASML Holding	696	22,188
Corio	58	3,402
European Aeronautic Defence and Space	727 a	17,219
Fugro	121	6,387
Heineken	410	18,551
Heineken Holding	149	5,843
ING Groep	5,969 a	57,390
Koninklijke Ahold	1,922	24,664
Koninklijke DSM	277	13,141
Koninklijke KPN	2,861	39,808
Koninklijke Philips Electronics	1,588	49,466
Koninklijke Vopak	82	3,331
QIAGEN	398 a	7,391
Randstad Holding	180 a	8,083
Reed Elsevier	1,224	15,835
SBM Offshore	365	5,756
STMicroelectronics	1,054	8,691
TNT	628	18,736
Unilever	2,702	79,467
Wolters Kluwer	545	10,991
		453,665
New Zealand--.0%
Auckland International Airport	3,880	5,565
Contact Energy	449 a	1,854
Fletcher Building	1,409	7,757
Sky City Entertainment Group	1,940	4,258
Telecom Corporation of New Zealand	4,764	6,867
		26,301
Norway--.2%
DnB NOR	1,506	18,709
Norsk Hydro	1,213	6,531
Orkla	1,204	9,992
Renewable Energy	600 a	1,652
SeaDrill	439	10,192
Statoil	1,835	37,103

Telenor	1,391	21,472
Yara International	337	12,707
		118,358
Portugal--.1%
Banco Comercial Portugues, Cl. R	5,445	4,710
Banco Espirito Santo	905	4,332
Brisa Auto-Estradas de Portugal	388	2,532
Cimpor-Cimentos de Portugal	565	3,436
Energias de Portugal	3,114	10,236
Galp Energia, Cl. B	218	3,564
Jeronimo Martins	521	5,691
Portugal Telecom	936	10,299
		44,800
Singapore--.4%
Ascendas Real Estate Investment Trust	4,400	6,861
CapitaLand	4,500	13,107
CapitaMall Trust	4,000	5,620
City Developments	1,000	8,900
ComfortDelgro	5,000	5,884
Cosco Singapore	4,000	4,825
DBS Group Holdings	3,500	37,071
Flextronics International	1,406 a	8,745
Fraser and Neave	2,000	8,076
Genting Singapore	9,000 a	8,407
Golden Agri-Resources	12,640	5,346
Keppel	2,000	13,740
Noble Group	4,636	5,626
Oversea-Chinese Banking	4,000	26,568
SembCorp Industries	2,000	6,208
SembCorp Marine	1,000	2,942
Singapore Airlines	866	9,950
Singapore Exchange	1,000	5,634
Singapore Press Holdings	3,000	9,113
Singapore Technologies Engineering	2,000	4,766
Singapore Telecommunications	13,000	29,833
United Overseas Bank	2,000	29,216
UOL Group	1,000	2,905

Wilmar International	2,000	9,209
		268,552
Spain--1.0%
Abertis Infraestructuras	481	8,128
Acciona	39	3,437
Acerinox	192	3,298
ACS Actividades de Construccion y Servicios	261	11,320
Banco Bilbao Vizcaya Argentaria	5,850	78,767
Banco de Sabadell	1,518	8,630
Banco de Valencia	281	1,688
Banco Popular Espanol	1,624	10,790
Banco Santander	13,564	176,163
Bankinter	353	2,647
Criteria Caixacorp	1,132	5,529
EDP Renovaveis	522 a	3,117
Enagas	243	4,483
Ferrovial	725	6,359
Gamesa Tecnologica	471 a	4,110
Gas Natural	419	7,004
Grifols	170	1,894
Iberdrola	6,242	44,035
Iberdrola Renovables	1,587	5,553
Inditex	354	23,405
Indra Sistemas	130	2,124
Mapfre	1,575	5,195
Red Electrica	170	7,442
Repsol	1,251	29,507
Telefonica	6,719	152,486
Zardoya Otis	178	2,776
		609,887
Sweden--.8%
Alfa Laval	650	10,061
Assa Abloy, Cl. B	485	10,713
Atlas Copco, Cl. A	1,102	18,001
Atlas Copco, Cl. B	708	10,557
Electrolux, Ser. B	407	9,064
Getinge, Cl. B	363	8,023

Hennes & Mauritz, Cl. B	1,672	52,590
Holmen, Cl. B	75	1,966
Husqvarna, Cl. B	673	4,747
Investor, Cl. B	757	14,251
Kinnevik Investment, Cl. B	358	6,715
Nordea Bank	5,276	52,689
Ratos, Cl. B	167	4,763
Sandvik	1,605	20,701
Scania, Cl. B	520	9,573
Securitas, Cl. B	706	7,163
Skandinaviska Enskilda Banken, Cl. A	2,519	17,313
Skanska, Cl. B	641	10,826
SKF, Cl. B	609	11,616
SSAB, Cl. A	326	4,712
SSAB, Cl. B	118	1,515
Svenska Cellulosa, Cl. B	897	12,928
Svenska Handelsbanken, Cl. A	788	22,584
Swedbank, Cl. A	1,143 a	13,051
Swedish Match	411	9,693
Tele2, Cl. B	581	10,286
Telefonaktiebolaget LM Ericsson, Cl. B	4,931	54,359
TeliaSonera	3,638	26,292
Volvo, Cl. B	1,726 a	21,474
		458,226
Switzerland--2.0%
ABB	3,619 a	72,709
Actelion	178 a	7,168
Adecco	193	9,795
Aryzta	202	8,225
Baloise Holding	91	7,258
Compagnie Financiere Richemont, Cl. A	848	32,947
Credit Suisse Group	1,850	83,884
GAM Holding	528 a	6,081
Geberit	60	9,766
Givaudan	12	11,011
Holcim	398	26,476
Julius Baer Group	371	12,925

Kuehne & Nagel International	100	10,676
Lindt & Spruengli-PC	1	2,240
Logitech International	438 a	6,853
Lonza Group	82	6,341
Nestle	5,666	278,900
Nobel Biocare Holding	224	3,755
Novartis	3,450	166,688
Pargesa Holding	64	4,380
Roche Holding	1,158	149,973
Schindler Holding	85	7,588
SGS	9	12,585
Sika	2	3,749
Sonova Holding	71	8,578
Straumann Holding	19	4,146
Swatch Group	75	4,197
Swatch Group-BR	52	16,034
Swiss Life Holding	58 a	6,070
Swiss Reinsurance	559	25,635
Swisscom	42	15,656
Syngenta	162	35,613
Synthes	96	10,992
UBS	5,853 a	99,578
Zurich Financial Services	241	56,020
		1,224,492
United Kingdom--5.6%
3i Group	1,736	7,724
Admiral Group	331	7,506
Aggreko	348	8,349
AMEC	595	8,135
Anglo American	2,155 a	85,200
Antofagasta	731	11,311
ARM Holdings	1,789	9,195
Associated British Foods	591	9,506
AstraZeneca	2,379	120,640
Autonomy	380 a	9,790
Aviva	4,422	24,751
BAE Systems	5,983	29,272

Balfour Beatty	1,187	4,631
Barclays	18,711	97,521
BG Group	5,525	88,387
BHP Billiton	3,621	110,666
BP	30,667	194,968
British Airways	1,166 a	4,010
British American Tobacco	3,302	113,457
British Land	1,615	11,680
British Sky Broadcasting Group	2,036	22,671
BT Group	12,747	28,387
Bunzl	499	5,392
Burberry Group	776	10,227
Cable & Wireless Worldwide	5,272	5,511
Cairn Energy	2,223 a	16,251
Capita Group	963	10,844
Capital Shopping Centres Group	773	4,146
Carnival	288	10,374
Centrica	8,718	41,492
Cobham	2,046	7,610
Compass Group	2,944	24,436
Diageo	4,135	71,687
Eurasian Natural Resources	384	5,452
Experian	1,561	15,340
Firstgroup	674	3,883
G4S	2,575	10,429
GlaxoSmithKline	8,536	148,521
Hammerson	1,232	7,494
Home Retail Group	1,661	6,217
HSBC Holdings	28,452	287,849
ICAP	931	5,847
Imperial Tobacco Group	1,679	47,436
Inmarsat	794	9,164
Intercontinental Hotels Group	460	7,946
International Power	2,339	13,114
Invensys	1,440	6,021
Investec	662	5,132
J Sainsbury	1,741	9,369

Johnson Matthey	385	10,196
Kazakhmys	315	5,999
Kingfisher	3,680	12,408
Land Securities Group	1,172	11,242
Legal & General Group	9,111	12,778
Lloyds Banking Group	65,850 a	71,426
London Stock Exchange Group	302	3,060
Lonmin	237 a	5,827
Man Group	2,633	8,960
Marks & Spencer Group	2,386	12,869
National Grid	4,186	33,401
Next	320	10,775
Old Mutual	8,474	16,032
Pearson	1,338	20,734
Petrofac	403	7,889
Prudential	4,279	37,159
Randgold Resources	137	12,294
Reckitt Benckiser Group	992	48,549
Reed Elsevier	1,977	17,091
Resolution	179	668
Resolution-NPR	3,049 a	4,154
Rexam	1,726	8,353
Rio Tinto	2,333	120,737
Rolls-Royce Group	2,955 a	26,841
Royal Bank of Scotland Group	28,023 a	21,926
Royal Dutch Shell, Cl. A	5,834	160,302
Royal Dutch Shell, Cl. B	4,428	116,468
RSA Insurance Group	6,348	12,685
SABMiller	1,563	47,341
Sage Group	2,356	8,815
Schroders	205	4,135
Scottish & Southern Energy	1,469	25,491
Segro	1,292	5,666
Serco Group	873	7,567
Severn Trent	444	9,109
Shire	867	19,756
Smith & Nephew	1,429	12,409

Smiths Group	590	10,312
Standard Chartered	3,313	95,572
Standard Life	4,201	13,303
Tesco	12,994	79,497
Thomas Cook Group	1,084	3,086
Tomkins	2,022	10,260
Tui Travel	1,371	4,515
Tullow Oil	1,447	27,896
Unilever	2,124	60,241
United Utilities Group	1,206	11,049
Vedanta Resources	192	7,340
Virgin Media	563	12,121
Vodafone Group	86,597	201,734
Whitbread	332	7,321
WM Morrison Supermarkets	3,454	14,335
Wolseley	426 a	9,594
WPP	2,060	21,857
Xstrata	3,103	49,349
		3,415,435
United States--30.3%
3M	1,193	102,049
Abbott Laboratories	2,742	134,577
Abercrombie & Fitch, Cl. A	160	5,910
Accenture, Cl. A	1,146	45,427
ACE	625	33,175
Activision Blizzard	1,022	12,141
Adobe Systems	917 a	26,336
Advance Auto Parts	156	8,351
Advanced Micro Devices	1,129 a	8,456
AES	1,220 a	12,578
Aetna	801	22,308
Aflac	823	40,483
AGCO	156 a	5,423
Agilent Technologies	607 a	16,954
Air Products & Chemicals	390	28,306
Airgas	137	8,945
Akamai Technologies	324 a	12,429

Alcoa	1,746	19,503
Allegheny Energy	325	7,410
Allegheny Technologies	153	7,284
Allergan	533	32,545
Alliance Data Systems	107 a	6,150
Alliant Energy	201	6,947
Allstate	916	25,868
Alpha Natural Resources	230 a	8,816
Altera	522	14,470
Altria Group	3,667	81,261
Amazon.com	628 a	74,035
AMB Property	252 c	6,290
Ameren	406	10,300
American Eagle Outfitters	315	3,878
American Electric Power	886	31,878
American Express	1,903	84,950
American International Group	244 a	9,387
American Tower, Cl. A	734 a	33,940
American Water Works	216	4,618
Ameriprise Financial	463	19,627
AmerisourceBergen	526	15,764
AMETEK	176	7,792
Amgen	1,756 a	95,755
Amphenol, Cl. A	312	13,978
Anadarko Petroleum	889	43,703
Analog Devices	532	15,806
Annaly Capital Management	1,003 c	17,452
AON	447	16,838
Apache	608	58,113
Apollo Group, Cl. A	252 a	11,625
Apple	1,605 a	412,886
Applied Materials	2,477	29,229
Arch Capital Group	72 a	5,634
Arch Coal	283	6,704
Archer-Daniels-Midland	1,074	29,385
Arrow Electronics	221 a	5,479
Assurant	223	8,316

AT & T	10,440	270,814
Autodesk	395 a	11,668
Automatic Data Processing	885	36,524
AutoNation	159 a	3,884
AutoZone	52 a	11,002
AvalonBay Communities	137 c	14,397
Avery Dennison	191	6,847
Avnet	304 a	7,646
Avon Products	784	24,406
Axis Capital Holdings	202	6,296
Baker Hughes	774	37,361
Ball	146	8,503
Bank of America	17,759	249,336
Baxter International	1,091	47,753
BB & T	1,211	30,069
Beckman Coulter	138	6,325
Becton Dickinson & Co.	413	28,414
Bed Bath & Beyond	483 a	18,296
Berkshire Hathaway, Cl. B	1,011 a	78,979
Best Buy	636	22,044
Biogen Idec	498 a	27,828
BlackRock	49	7,717
BMC Software	334 a	11,884
Boeing	1,201	81,836
BorgWarner	191 a	8,377
Boston Properties	255 c	20,885
Boston Scientific	2,691 a	15,070
Bristol-Myers Squibb	3,020	75,258
Broadcom, Cl. A	799	28,788
Brown-Forman, Cl. B	160	10,114
Bucyrus International	111	6,906
Bunge	255	12,660
C.H. Robinson Worldwide	311	20,277
C.R. Bard	164	12,879
CA	762	14,905
Cablevision Systems (NY Group), Cl. A	423	11,594
Cabot Oil & Gas	209	6,368

Calpine	686 a	9,261
Cameron International	463 a	18,330
Campbell Soup	378	13,570
Capital One Financial	802	33,949
Cardinal Health	649	20,943
CareFusion	363 a	7,648
Carmax	367 a	7,744
Carnival	786	27,258
Caterpillar	1,101	76,795
CBS, Cl. B	1,125	16,628
Celanese, Ser. A	289	8,118
Celgene	807 a	44,506
CenterPoint Energy	708	10,075
CenturyLink	553	19,698
Cephalon	140 a	7,945
Cerner	119 a	9,217
CF Industries Holdings	92	7,469
Charles River Laboratories International	116 a	3,605
Charles Schwab	1,859	27,495
Chesapeake Energy	1,132	23,806
Chevron	3,553	270,774
Chubb	605	31,841
Church & Dwight	132	8,748
CIGNA	503	15,472
Cimarex Energy	155	10,675
Cincinnati Financial	311	8,568
Cintas	277	7,329
Cisco Systems	10,126 a	233,607
CIT Group	324 a	11,781
Citigroup	37,786 a	154,923
Citrix Systems	333 a	18,322
Cliffs Natural Resources	261	14,765
Clorox	267	17,323
CME Group	119	33,177
Coach	571	21,110
Coca-Cola	3,668	202,143
Coca-Cola Enterprises	520	14,924

Cognizant Technology Solutions, Cl. A	529 a	28,862
Colgate-Palmolive	870	68,713
Comcast, Cl. A	3,667	71,396
Comcast, Cl. A (Special)	1,334	24,626
Comerica	306	11,738
Computer Sciences	290	13,146
ConAgra Foods	823	19,324
ConocoPhillips	2,495	137,774
Consol Energy	346	12,968
Consolidated Edison	493	22,737
Constellation Brands, Cl. A	362 a	6,176
Constellation Energy Group	338	10,681
Cooper Industries	304	13,725
Corning	2,739	49,631
Costco Wholesale	772	43,780
Covance	119 a	4,612
Coventry Health Care	297 a	5,890
Covidien	837	31,237
Cree	170 a	12,043
Crown Castle International	544 a	21,493
Crown Holdings	306 a	8,516
CSX	684	36,060
Cummins	353	28,102
CVS Caremark	2,452	75,252
D.R. Horton	490	5,400
Danaher	964	37,027
Darden Restaurants	263	11,017
DaVita	177 a	10,146
Dean Foods	332 a	3,805
Deere & Co.	743	49,543
Dell	3,092 a	40,938
Delta Air Lines	279 a	3,315
Denbury Resources	597 a	9,456
Dentsply International	229	6,875
Devon Energy	749	46,805
DeVry	129	6,940
Diamond Offshore Drilling	124	7,377

DIRECTV, Cl. A	1,613 a	59,939
Discover Financial Services	1,067	16,293
Discovery Communications, Cl. A	270 a	10,425
Discovery Communications, Cl. C	282 a	9,695
DISH Network, Cl. A	340	6,827
Dolby Laboratories, Cl. A	89 a	5,649
Dollar General	109	3,181
Dollar Tree	258 a	11,435
Dominion Resources	1,054	44,257
Dover	340	16,310
Dow Chemical	2,069	56,546
Dr. Pepper Snapple Group	462	17,348
DTE Energy	299	13,802
Duke Energy	2,296	39,262
Duke Realty	396 c	4,736
Dun & Bradstreet	102	6,973
E.I. du Pont de Nemours & Co.	1,636	66,536
Eastman Chemical	118	7,392
Eaton	282	22,126
Eaton Vance	238	7,130
eBay	2,045 a	42,761
Ecolab	424	20,738
Edison International	552	18,299
Edwards Lifesciences	214 a	12,369
El Paso	1,278	15,745
Electronic Arts	563 a	8,969
Eli Lilly & Co.	1,877	66,821
EMC	3,617 a	71,580
Emerson Electric	1,362	67,473
Energen	116	5,155
Energizer Holdings	129 a	7,936
Entergy	339	26,276
EOG Resources	444	43,290
EQT	254	9,317
Equifax	253	7,929
Equity Residential	504 c	23,108
Estee Lauder, Cl. A	194	12,077

Everest Re Group	102	7,917
Exelon	1,159	48,481
Expedia	324	7,348
Expeditors International of Washington	386	16,459
Express Scripts	918 a	41,475
Exxon Mobil	9,085	542,193
F5 Networks	123 a	10,803
Family Dollar Stores	252	10,420
Fastenal	250	12,270
Federal Realty Investment Trust	119 c	9,305
FedEx	523	43,174
Fidelity National Financial, Cl. A	408	6,026
Fidelity National Information Services	578	16,571
Fifth Third Bancorp	1,393	17,705
First Solar	89 a	11,165
FirstEnergy	560	21,112
Fiserv	293 a	14,679
FLIR Systems	304 a	9,047
Flowserve	97	9,619
Fluor	309	14,922
FMC	130	8,124
FMC Technologies	232 a	14,681
Ford Motor	5,310 a	67,809
Forest Laboratories	556 a	15,429
Fortune Brands	258	11,321
Foster Wheeler	254 a	5,847
Franklin Resources	281	28,263
Freeport-McMoRan Copper & Gold	769	55,014
Frontier Communications	1,202	9,183
GameStop, Cl. A	315 a	6,316
Gap	887	16,064
Garmin	202	5,759
General Dynamics	576	35,280
General Electric	18,878	304,313
General Mills	1,158	39,604
Genuine Parts	272	11,650
Genworth Financial, Cl. A	798 a	10,837

Genzyme	463 a	32,206
Gilead Sciences	1,634 a	54,445
Goldman Sachs Group	864	130,308
Goodrich	226	16,469
Goodyear Tire & Rubber	433 a	4,620
Google, Cl. A	431 a	208,970
H & R Block	635	9,957
H.J. Heinz	566	25,176
Halliburton	1,587	47,420
Hansen Natural	131 a	5,488
Harley-Davidson	396	10,783
Harris	226	10,064
Harsco	144	3,335
Hartford Financial Services Group	694	16,247
Hasbro	240	10,116
HCP	509 c	18,054
Health Care REIT	231 c	10,467
Helmerich & Payne	172	6,971
Henry Schein	182 a	9,553
Hershey	270	12,690
Hess	515	27,599
Hewlett-Packard	4,162	191,618
Hologic	515 a	7,282
Home Depot	3,001	85,559
Honeywell International	1,283	54,989
Hormel Foods	137	5,880
Hospira	294 a	15,317
Host Hotels & Resorts	1,122 c	16,089
Hudson City Bancorp	833	10,346
Human Genome Sciences	280 a	7,263
Humana	310 a	14,576
IHS, Cl. A	90 a	5,698
Illinois Tool Works	748	32,538
Illumina	205 a	9,190
Ingersoll-Rand	532	19,929
Integrys Energy	130	6,156
Intel	9,768	201,221

IntercontinentalExchange	123 a	12,991
International Business Machines	2,298	295,063
International Flavors & Fragrances	127	5,763
International Game Technology	508	7,742
International Paper	734	17,763
Interpublic Group of Cos.	828 a	7,568
Intuit	566 a	22,499
Intuitive Surgical	69 a	22,658
Invesco	755	14,752
Iron Mountain	299	7,077
ITT	319	15,031
ITT Educational Services	59 a	4,764
J.C. Penney	357	8,793
J.M. Smucker	216	13,269
Jacobs Engineering Group	213 a	7,789
JB Hunt Transport Services	158	5,607
Jefferies Group	165	4,074
Johnson & Johnson	4,881	283,537
Johnson Controls	1,177	33,909
Joy Global	176	10,449
JPMorgan Chase & Co.	7,033	283,289
Juniper Networks	962 a	26,724
KBR	301	6,736
Kellogg	476	23,824
KeyCorp	1,511	12,783
Kimberly-Clark	731	46,872
Kimco Realty	726 c	10,941
Kinder Morgan Management	149 a	8,747
KLA-Tencor	293	9,279
Kohl's	538 a	25,657
Kraft Foods, Cl. A	3,077	89,879
Kroger	1,108	23,467
L-3 Communications Holdings	215	15,704
Laboratory Corp. of America Holdings	180 a	13,136
Lam Research	255 a	10,758
Las Vegas Sands	584 a	15,686
Legg Mason	319	9,216

Leggett & Platt	272	5,668
Lender Processing Services	182	5,813
Leucadia National	341 a	7,533
Level 3 Communications	2,769 a	3,129
Liberty Global, Cl. A	247 a	7,225
Liberty Global, Ser. C	203 a	5,938
Liberty Media-Interactive, Cl. A	1,084 a	12,271
Liberty Property Trust	187 c	5,928
Life Technologies	323 a	13,886
Limited Brands	515	13,205
Lincoln National	551	14,348
Linear Technology	380	12,114
Lockheed Martin	580	43,587
Loews	615	22,847
Lorillard	287	21,881
Lowe's	2,576	53,426
LSI	1,233 a	4,969
Lubrizol	130	12,154
M & T Bank	135	11,791
Macerich	199	8,249
Macy's	731	13,633
Manpower	158	7,581
Marathon Oil	1,242	41,545
Marriott International, Cl. A	497	16,853
Marsh & McLennan	943	22,179
Marshall & Ilsley	712	5,005
Martin Marietta Materials	71	6,063
Marvell Technology Group	960 a	14,323
Masco	590	6,065
MasterCard, Cl. A	174	36,547
Mattel	655	13,860
Maxim Integrated Products	527	9,238
McAfee	269 a	8,904
McCormick & Co.	225	8,849
McDermott International	398 a	9,357
McDonald's	1,901	132,557
McGraw-Hill	562	17,248

McKesson	494	31,033
MDU Resources Group	351	6,932
Mead Johnson Nutrition	384	20,406
MeadWestvaco	345	8,266
Medco Health Solutions	816 a	39,168
Medtronic	1,948	72,018
MEMC Electronic Materials	445 a	4,254
Merck & Co.	5,400	186,084
MetLife	1,482	62,333
Metropcs Communications	331 a	2,962
MGM Resorts International	436 a	4,735
Microchip Technology	368	11,206
Micron Technology	1,509 a	10,986
Microsoft	13,968	360,514
Mohawk Industries	104 a	5,089
Molson Coors Brewing, Cl. B	276	12,423
Monsanto	986	57,030
Moody's	358	8,431
Morgan Stanley	2,232	60,242
Mosaic	287	13,676
Motorola	4,265 a	31,945
Murphy Oil	334	18,287
Mylan	530 a	9,222
Nabors Industries	516 a	9,499
Nasdaq OMX Group	219 a	4,264
National Oilwell Varco	731	28,626
National Semiconductor	419	5,782
NetApp	621 a	26,268
NetFlix	66 a	6,768
New York Community Bancorp	658	11,357
Newell Rubbermaid	529	8,200
Newfield Exploration	231 a	12,349
Newmont Mining	849	47,459
News, Cl. A	3,199	41,747
News, Cl. B	788	11,655
NextEra Energy	727	38,022
NII Holdings	289 a	10,826

NIKE, Cl. B	664	48,897
NiSource	516	8,514
Noble	481 a	15,632
Noble Energy	311	20,856
Nordstrom	305	10,370
Norfolk Southern	649	36,519
Northeast Utilities	332	9,243
Northern Trust	406	19,078
Northrop Grumman	529	31,021
NRG Energy	457 a	10,365
NSTAR	202	7,506
Nuance Communications	393 a	6,488
Nucor	564	22,075
NVIDIA	1,009 a	9,273
NYSE Euronext	455	13,181
O'Reilly Automotive	237 a	11,679
Occidental Petroleum	1,434	111,752
Old Republic International	426	5,329
Omnicare	202	4,975
Omnicom Group	557	20,754
ONEOK	201	9,353
Oracle	7,085	167,489
Owens-Illinois	292 a	8,074
Paccar	606	27,767
Pactiv	242 a	7,362
Pall	237	9,063
Parker Hannifin	296	18,388
PartnerRe	114	8,250
Patterson	139	3,709
Paychex	563	14,632
Peabody Energy	479	21,627
Pentair	186	6,361
People's United Financial	715	9,896
Pepco Holdings	419	7,085
PepsiCo	2,877	186,746
Perrigo	134	7,505
PetroHawk Energy	577 a	9,099

PetSmart	229	7,110
Pfizer	14,272	214,080
PG & E	665	29,526
Pharmaceutical Product Development	185	4,488
Philip Morris International	3,324	169,657
Pinnacle West Capital	192	7,313
Pioneer Natural Resources	200	11,584
Pitney Bowes	342	8,348
Plains Exploration & Production	227 a	5,119
Plum Creek Timber	278 c	9,975
PNC Financial Services Group	933	55,411
Polo Ralph Lauren	107	8,454
PPG Industries	304	21,119
PPL	672	18,339
Praxair	538	46,709
Precision Castparts	260	31,769
Priceline.com	74 a	16,606
Pride International	284 a	6,756
Principal Financial Group	567	14,521
Procter & Gamble	5,139	314,301
Progress Energy	499	21,013
Progressive	1,145	22,488
ProLogis	906 c	9,839
Prudential Financial	814	46,634
Public Service Enterprise Group	908	29,873
Public Storage	232 c	22,764
Pulte Group	591 a	5,189
QEP Resources	318 a	10,946
QUALCOMM	2,967	112,983
Quanta Services	378 a	8,119
Quest Diagnostics	291	13,674
Qwest Communications International	2,754	15,588
R.R. Donnelley & Sons	415	7,001
Ralcorp Holdings	107 a	6,249
Range Resources	286	10,616
Rayonier	146 c	7,129
Raytheon	691	31,973

Red Hat	323 a	10,384
Regency Centers	138 c	5,208
Regions Financial	2,243	16,441
RenaissanceRe Holdings	95	5,436
Republic Services	678	21,601
Reynolds American	322	18,618
Robert Half International	274	6,899
Rockwell Automation	252	13,646
Rockwell Collins	288	16,462
Roper Industries	183	11,438
Ross Stores	216	11,375
Rowan	178 a	4,496
Royal Caribbean Cruises	221 a	6,378
Safeway	725	14,892
SAIC	706 a	11,741
Salesforce.com	203 a	20,087
SanDisk	405 a	17,699
Sara Lee	1,207	17,852
SBA Communications, Cl. A	191 a	6,910
SCANA	233	8,926
Schlumberger	2,111	125,942
Scripps Networks Interactive, Cl. A	179	7,631
Seagate Technology	914 a	11,471
Sealed Air	291	6,294
Sears Holdings	80 a	5,680
SEI Investments	221	4,239
Sempra Energy	418	20,796
Sherwin-Williams	175	12,101
Sigma-Aldrich	208	11,669
Simon Property Group	510 c	45,502
SLM	821 a	9,852
Smith International	468	19,413
Southern	1,485	52,465
Southwest Airlines	263	3,169
Southwestern Energy	619 a	22,563
Spectra Energy	1,160	24,116
Sprint Nextel	5,370 a	24,541

SPX	89	5,301
St. Jude Medical	599 a	22,025
Stanley Black & Decker	269	15,607
Staples	1,265	25,717
Starbucks	1,303	32,380
Starwood Hotels & Resorts Worldwide	322 c	15,601
State Street	873	33,977
Stericycle	162 a	10,206
Stryker	536	24,962
Sunoco	198	7,063
SunTrust Banks	895	23,225
SUPERVALU	362	4,083
Symantec	1,511 a	19,598
Synopsys	266 a	5,809
SYSCO	1,038	32,147
T. Rowe Price Group	479	23,102
Target	1,246	63,945
TD Ameritrade Holding	489 a	7,697
Telephone & Data Systems	80	2,730
Teradata	281 a	8,936
Texas Instruments	2,193	54,145
Textron	542	11,252
TFS Financial	198	2,467
Thermo Fisher Scientific	718 a	32,209
Tiffany & Co.	212	8,919
Time Warner	2,032	63,927
Time Warner Cable	634	36,246
TJX	735	30,517
Toll Brothers	239 a	4,149
Torchmark	166	8,810
Total System Services	300	4,473
Transatlantic Holdings	93	4,446
Transocean	598 a	27,633
Travelers	903	45,556
Tyco Electronics	807	21,789
Tyco International	882	33,763
Tyson Foods, Cl. A	547	9,578

U.S. Bancorp	3,373	80,615
Ultra Petroleum	276 a	11,694
Union Pacific	890	66,456
United Parcel Service, Cl. B	1,282	83,330
United States Steel	255	11,304
United Technologies	1,572	111,769
UnitedHealth Group	2,044	62,240
Unum Group	602	13,738
Urban Outfitters	254 a	8,169
URS	153 a	6,180
Valero Energy	1,039	17,653
Validus Holdings	173	4,297
Varian Medical Systems	215 a	11,868
Ventas	285 c	14,455
VeriSign	349 a	9,824
Verisk Analytics, Cl. A	135	4,008
Verizon Communications	5,010	145,591
Vertex Pharmaceuticals	331 a	11,141
VF	157	12,455
Viacom, Cl. B	1,020	33,701
Visa, Cl. A	826	60,587
VMware, Cl. A	115 a	8,916
Vornado Realty Trust	296 c	24,503
Vulcan Materials	217	9,817
W.R. Berkley	221	5,969
W.W. Grainger	111	12,433
Wal-Mart Stores	4,043	206,961
Walgreen	1,788	51,047
Walt Disney	3,253	109,594
Warner Chilcott, Cl. A	230 a	5,888
Washington Post, Cl. B	10	4,205
Waste Management	835	28,348
Waters	161 a	10,330
Watson Pharmaceuticals	186 a	7,533
Weatherford International	1,332 a	21,578
WellPoint	779 a	39,511
Wells Fargo & Co.	8,705	241,390

Western Digital	414 a	10,925
Western Union	1,286	20,872
Weyerhaeuser	1,059	17,183
Whirlpool	129	10,746
White Mountains Insurance Group	14	4,397
Whole Foods Market	283 a	10,746
Williams	1,045	20,283
Windstream	881	10,043
Wisconsin Energy	200	10,856
Wynn Resorts	130	11,398
Xcel Energy	840	18,472
Xerox	2,298	22,383
Xilinx	501	13,988
XL Group	594	10,531
Yahoo!	2,332 a	32,368
Yum! Brands	822	33,949
Zimmer Holdings	381 a	20,189
		18,329,676
Total Common Stocks
(cost $41,485,073)		34,076,450

Preferred Stocks--.1%
Germany
Fresenius	132	9,374
Henkel & Co.	327	16,225
Porsche Automobil Holding	161	8,143
RWE	68	4,416
Volkswagen	264	27,966
Total Preferred Stocks
(cost $50,202)		66,124

	Principal
Short-Term Investments--21.2%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.09%, 9/16/10	2,500,000	2,499,563
0.11%, 9/9/10	1,935,000 d	1,934,719
0.15%, 10/14/10	3,350,000	3,349,116

0.15%, 10/28/10	1,500,000	1,499,511
0.16%, 8/19/10	2,260,000	2,259,862
0.16%, 10/7/10	1,270,000	1,269,728
Total Short-Term Investments
(cost $12,812,352)		12,812,499

	Face Amount
	Covered by
Options Purchased--3.2%	Contracts ($)	Value ($)
Call Options;
U.S. Treasury 10 Year Notes,
August 2010 @ 108
(cost $1,789,292)	12,300,000 [a]	1,944,938

Other Investment--19.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,517,000)	11,517,000 [e]	11,517,000

Total Investments (cost $67,653,919)	99.8%	60,417,011
Cash and Receivables (Net)	.2%	138,373
Net Assets	100.0%	60,555,384

BR - Bearer Certificate

CDI - Chess Depository Interest NPR - Nill Paid Rights PC - Participation Certificate PPS - Price Protected Shares REIT - real estate investment trust RSP - Risparmio (Savings) Shares SDR- Swedish Depository Receipts

STRIP - Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At July 31, 2010, the value of this security amounted to $583 or .001% of net assets.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures and options positions.

e Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $67,653,919.

Net unrealized depreciation on investments was $7,236,908 of which $3,188,327 related to appreciated investment securities and $10,425,235 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	40.2
Financial	11.3
Information Technology	7.1
Industrial	6.4
Consumer Discretionary	5.9
Consumer Staples	5.9
Health Care	5.6
Energy	4.6
Materials	3.6
Utilities	3.6
Options Purchased	3.2
Telecommunication Services	2.4
99.8
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
Amsterdam Exchanges Index	20	1,715,261	August 2010	(11,803)
Australian 10 Year Bond	19	1,826,905	September 2010	(4,370)
CAC 40 10 Euro	51	2,419,507	August 2010	20,222
Canadian 10 Year Bond	19	2,286,567	September 2010	18,939
Euro-Bond	105	17,584,812	September 2010	26,624
FTSE 100	67	5,503,500	September 2010	78,578

FTSE/MIB Index	4	548,659	September 2010	18,666
IBEX 35 Index	8	1,090,544	August 2010	25,107
S&P ASX 200 Index	15	1,515,045	September 2010	(19,805)
S & P/Toronto Stock Exchange 60 Index	4	530,977	September 2010	(207)
U.S. Treasury 10 Year Notes	47	5,819,188	September 2010	74,480
Financial Futures Short
DAX	4	(803,434)	September 2010	2,924
Hang Seng	10	(1,350,285)	August 2010	(5,853)
Long Gilt	16	(3,044,743)	September 2010	(5,427)
Japanese 10 Year Bond	11	(18,004,154)	September 2010	(106,613)
Japanese 10 Year Mini Bond	47	(7,695,396)	September 2010	(19,300)
S & P 500 E-mini	6	(329,490)	September 2010	(13,046)
TOPIX	29	(2,834,410)	September 2010	75,713

Gross Unrealized Appreciation				341,253
Gross Unrealized Depreciation				(186,424)

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar, Expiring 9/15/2010	3,230,554	2,669,374	2,905,725	236,351
Australian Dollar, Expiring 9/15/2010	477,000	411,876	429,038	17,162
Canadian Dollar, Expiring 9/15/2010	1,903,608	1,798,079	1,850,465	52,386
Canadian Dollar, Expiring 9/15/2010	3,384,192	3,244,205	3,289,715	45,510
Euro, Expiring 9/15/2010	335,792	424,596	437,566	12,970
Euro, Expiring 9/15/2010	373,801	471,401	487,095	15,694
Euro, Expiring 9/15/2010	282,407	356,084	368,001	11,917
Euro, Expiring 9/15/2010	53,100	67,557	69,194	1,637
Euro, Expiring 9/15/2010	159,300	202,397	207,582	5,185
Euro, Expiring 9/15/2010	79,650	101,215	103,791	2,576
Euro, Expiring 9/15/2010	238,950	305,002	311,373	6,371
Euro, Expiring 9/15/2010	1,569,000	2,028,283	2,044,544	16,261
Euro, Expiring 9/15/2010	392,250	507,901	511,136	3,235
Euro, Expiring 9/15/2010	653,750	844,573	851,893	7,320
Euro, Expiring 9/15/2010	1,637,614	2,121,797	2,133,954	12,157
Euro, Expiring 9/15/2010	228,866	294,985	298,232	3,247
Japanese Yen, Expiring 9/15/2010	248,300,864	2,726,858	2,875,211	148,353
Japanese Yen, Expiring 9/15/2010	274,437,799	3,003,423	3,177,864	174,441
Japanese Yen, Expiring 9/15/2010	28,743,840	315,592	332,840	17,248
Japanese Yen, Expiring 9/15/2010	59,084,560	648,456	684,172	35,716
Japanese Yen, Expiring 9/15/2010	23,953,200	263,077	277,367	14,290
Japanese Yen, Expiring 9/15/2010	15,968,800	175,783	184,911	9,128
Japanese Yen, Expiring 9/15/2010	31,937,600	350,431	369,823	19,392
Japanese Yen, Expiring 9/15/2010	56,928,000	632,606	659,200	26,594
Japanese Yen, Expiring 9/15/2010	6,419,000	72,491	74,329	1,838
Japanese Yen, Expiring 9/15/2010	28,885,500	326,467	334,481	8,014
Japanese Yen, Expiring 9/15/2010	19,257,000	217,647	222,987	5,340
Japanese Yen, Expiring 9/15/2010	9,628,500	109,055	111,494	2,439
Japanese Yen, Expiring 9/15/2010	45,497,000	520,354	526,834	6,480
New Zealand Dollar, Expiring 9/15/2010	743,405	490,387	537,399	47,012
New Zealand Dollar, Expiring 9/15/2010	1,966,293	1,308,843	1,421,412	112,569
New Zealand Dollar, Expiring 9/15/2010	159,660	107,989	115,416	7,427
New Zealand Dollar, Expiring 9/15/2010	328,190	221,999	237,245	15,246
New Zealand Dollar, Expiring 9/15/2010	133,050	90,030	96,181	6,151
New Zealand Dollar, Expiring 9/15/2010	88,700	59,622	64,120	4,498
New Zealand Dollar, Expiring 9/15/2010	177,400	120,641	128,241	7,600
New Zealand Dollar, Expiring 9/15/2010	53,600	38,342	38,747	405
New Zealand Dollar, Expiring 9/15/2010	160,800	114,933	116,240	1,307

New Zealand Dollar, Expiring 9/15/2010	80,400	57,414	58,120	706
New Zealand Dollar, Expiring 9/15/2010	241,200	173,893	174,361	468
Norwegian Krone, Expiring 9/15/2010	1,881,080	286,328	308,821	22,493
Norwegian Krone, Expiring 9/15/2010	508,400	76,943	83,465	6,522
Norwegian Krone, Expiring 9/15/2010	915,120	139,252	150,237	10,985
Norwegian Krone, Expiring 9/15/2010	762,600	116,348	125,198	8,850
Norwegian Krone, Expiring 9/15/2010	1,016,800	155,771	166,930	11,159
Norwegian Krone, Expiring 9/15/2010	1,523,200	235,956	250,067	14,111
Norwegian Krone, Expiring 9/15/2010	1,332,800	206,425	218,809	12,384
Norwegian Krone, Expiring 9/15/2010	380,800	59,172	62,517	3,345
Norwegian Krone, Expiring 9/15/2010	571,200	88,859	93,775	4,916
Norwegian Krone, Expiring 9/15/2010	181,700	29,036	29,830	794
Norwegian Krone, Expiring 9/15/2010	817,650	131,000	134,236	3,236
Norwegian Krone, Expiring 9/15/2010	272,550	43,511	44,745	1,234
Norwegian Krone, Expiring 9/15/2010	545,100	87,106	89,490	2,384
Swedish Krona, Expiring 9/15/2010	19,582,786	2,463,963	2,711,459	247,496
Swedish Krona, Expiring 9/15/2010	824,400	103,501	114,148	10,647
Swedish Krona, Expiring 9/15/2010	3,050,280	384,142	422,346	38,204
Swedish Krona, Expiring 9/15/2010	1,236,600	155,685	171,221	15,536
Swedish Krona, Expiring 9/15/2010	1,483,920	186,610	205,466	18,856
Swedish Krona, Expiring 9/15/2010	1,648,800	208,894	228,295	19,401
Swedish Krona, Expiring 9/15/2010	997,500	134,624	138,115	3,491
Swedish Krona, Expiring 9/15/2010	332,500	44,923	46,038	1,115
Swedish Krona, Expiring 9/15/2010	1,496,250	203,383	207,173	3,790
Swedish Krona, Expiring 9/15/2010	498,750	67,322	69,057	1,735
Swiss Franc, Expiring 9/15/2010	127,600	117,995	122,551	4,556
Swiss Franc, Expiring 9/15/2010	191,400	177,040	183,826	6,786
Swiss Franc, Expiring 9/15/2010	446,600	412,361	428,928	16,567
Swiss Franc, Expiring 9/15/2010	510,400	472,263	490,203	17,940
Swiss Franc, Expiring 9/15/2010	237,400	224,832	228,006	3,174
Swiss Franc, Expiring 9/15/2010	1,068,300	1,014,645	1,026,026	11,381
Swiss Franc, Expiring 9/15/2010	356,100	337,211	342,009	4,798
Swiss Franc, Expiring 9/15/2010	712,200	674,438	684,017	9,579
Sales:		Proceeds ($)
British Pound, Expiring 9/15/2010	787,981	1,146,110	1,236,182	(90,072)
British Pound, Expiring 9/15/2010	1,167,380	1,700,523	1,831,383	(130,860)
British Pound, Expiring 9/15/2010	963,087	1,401,484	1,510,888	(109,404)
British Pound, Expiring 9/15/2010	225,720	329,574	354,109	(24,535)
British Pound, Expiring 9/15/2010	125,400	182,870	196,727	(13,857)
British Pound, Expiring 9/15/2010	188,100	274,513	295,091	(20,578)
British Pound, Expiring 9/15/2010	250,800	367,838	393,454	(25,616)
British Pound, Expiring 9/15/2010	463,980	676,984	727,890	(50,906)
British Pound, Expiring 9/15/2010	963,450	1,470,919	1,511,458	(40,539)
British Pound, Expiring 9/15/2010	321,150	488,934	503,819	(14,885)
British Pound, Expiring 9/15/2010	642,300	977,870	1,007,639	(29,769)

British Pound, Expiring 9/15/2010	214,100	327,121	335,879	(8,758)
British Pound, Expiring 9/15/2010	363,750	555,850	570,650	(14,800)
British Pound, Expiring 9/15/2010	873,000	1,335,699	1,369,560	(33,861)
British Pound, Expiring 9/15/2010	218,250	333,949	342,390	(8,441)
British Pound, Expiring 9/15/2010	568,227	867,000	891,433	(24,433)
British Pound, Expiring 9/15/2010	79,413	121,145	124,583	(3,438)
Canadian Dollar, Expiring 9/15/2010	69,000	66,810	67,074	(264)
Canadian Dollar, Expiring 9/15/2010	207,000	199,749	201,221	(1,472)
Canadian Dollar, Expiring 9/15/2010	103,500	99,865	100,611	(746)
Canadian Dollar, Expiring 9/15/2010	310,500	301,249	301,832	(583)
Euro, Expiring 9/15/2010	1,405,203	1,678,114	1,831,102	(152,988)
Euro, Expiring 9/15/2010	2,690,681	3,221,082	3,506,192	(285,110)
Euro, Expiring 9/15/2010	2,205,476	2,649,108	2,873,928	(224,820)
Euro, Expiring 9/15/2010	71,820	86,469	93,588	(7,119)
Euro, Expiring 9/15/2010	59,850	72,128	77,990	(5,862)
Euro, Expiring 9/15/2010	147,630	178,064	192,375	(14,311)
Euro, Expiring 9/15/2010	39,900	47,988	51,993	(4,005)
Euro, Expiring 9/15/2010	79,800	96,677	103,986	(7,309)
Euro, Expiring 9/15/2010	522,000	639,976	680,212	(40,236)
Euro, Expiring 9/15/2010	566,000	698,412	737,547	(39,135)
Euro, Expiring 9/15/2010	141,500	174,574	184,387	(9,813)
Euro, Expiring 9/15/2010	495,250	610,911	645,354	(34,443)
Euro, Expiring 9/15/2010	212,250	262,071	276,580	(14,509)
Japanese Yen, Expiring 9/15/2010	35,143,108	404,069	406,941	(2,872)
Japanese Yen, Expiring 9/15/2010	4,911,452	56,333	56,872	(539)
Norwegian Krone, Expiring 9/15/2010	4,056,984	602,875	666,044	(63,169)
Norwegian Krone, Expiring 9/15/2010	4,859,466	734,143	797,789	(63,646)
Swedish Krona, Expiring 9/15/2010	3,023,911	408,701	418,695	(9,994)
Swedish Krona, Expiring 9/15/2010	422,609	57,361	58,515	(1,154)
Swiss Franc, Expiring 9/15/2010	832,127	718,218	799,199	(80,981)
Swiss Franc, Expiring 9/15/2010	2,249,825	1,967,232	2,160,797	(193,565)

Gross Unrealized Appreciation				1,660,106
Gross Unrealized Depreciation				(1,903,397)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	18,329,676	-	-	18,329,676
Equity Securities - Foreign+	15,812,315	583	-	15,812,898
Mutual Funds	11,517,000	-	-	11,517,000
U.S. Treasury	-	12,812,499	-	12,812,499
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,660,106	-	1,660,106
Futures++	341,253	-	-	341,253
Options Purchased	1,944,938	-	-	1,944,938
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,903,397)	-	(1,903,397)
Futures++	(186,424)	-	-	(186,424)
+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date: September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)